UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2018

Emerging Markets Debt Fund
Investor Class (AEDVX)
I Class (AEHDX)
Y Class (AEYDX)
A Class (AEDQX)
C Class (AEDHX)
R Class (AEDWX)
R5 Class (AEDJX)
R6 Class (AEXDX)
G Class (AEDGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2018
Portfolio at a Glance
Average Duration (effective)	4.6 years
Weighted Average Life	6.3 years

Holdings by Country	% of net assets
Russia	8.3%
China	7.7%
Turkey	6.6%
Mexico	6.1%
Brazil	5.4%
Argentina	4.4%
Colombia	3.7%
India	3.7%
South Africa	3.6%
Chile	3.3%
Other Countries	33.7%
Cash and Equivalents*	13.5%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Corporate Bonds	79.4%
Sovereign Governments and Agencies	7.1%
Common Stocks	—**
U.S. Treasury Securities	—**
Temporary Cash Investments	14.2%
Other Assets and Liabilities	(0.7)%
**Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$981.40	$4.77	0.97%
I Class	$1,000	$981.00	$4.27	0.87%
Y Class	$1,000	$981.40	$3.78	0.77%
A Class	$1,000	$979.20	$5.99	1.22%
C Class	$1,000	$975.60	$9.65	1.97%
R Class	$1,000	$979.00	$7.21	1.47%
R5 Class	$1,000	$982.60	$3.79	0.77%
R6 Class	$1,000	$981.70	$3.54	0.72%
G Class	$1,000	$988.50(2)	$0.05(3)	0.01%
Hypothetical
Investor Class	$1,000	$1,019.98	$4.86	0.97%
I Class	$1,000	$1,020.48	$4.36	0.87%
Y Class	$1,000	$1,020.98	$3.86	0.77%
A Class	$1,000	$1,018.75	$6.11	1.22%
C Class	$1,000	$1,015.03	$9.84	1.97%
R Class	$1,000	$1,017.51	$7.35	1.47%
R5 Class	$1,000	$1,020.98	$3.86	0.77%
R6 Class	$1,000	$1,021.22	$3.61	0.72%
G Class	$1,000	$1,024.74(4)	$0.05(4)	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from November 14, 2017 (commencement of sale) through April 30, 2018.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 168, the number of days in the period from November 14, 2017 (commencement of sale) through April 30, 2018, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 79.4%
Argentina — 3.1%
Pampa Energia SA, 7.50%, 1/24/27	$3,700,000	$3,764,750
Rio Energy SA / UGEN SA / UENSA SA, 6.875%, 2/1/25(1)	1,600,000	1,564,000
Transportadora de Gas del Sur SA, 6.75%, 5/2/25(1)(2)	2,400,000	2,401,200
YPF SA, 8.75%, 4/4/24	850,000	938,612
YPF SA, 8.50%, 7/28/25	2,300,000	2,517,350
YPF SA, 6.95%, 7/21/27	2,300,000	2,254,460
		13,440,372
Brazil — 5.4%
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)	200,000	194,750
MARB BondCo plc, 7.00%, 3/15/24(1)	2,500,000	2,393,775
Minerva Luxembourg SA, 6.50%, 9/20/26	3,800,000	3,605,250
Minerva Luxembourg SA, 5.875%, 1/19/28(1)	2,500,000	2,233,625
Petrobras Global Finance BV, 5.75%, 2/1/29	3,240,000	3,079,620
Petrobras Global Finance BV, 7.25%, 3/17/44	2,700,000	2,691,900
Rumo Luxembourg Sarl, 7.375%, 2/9/24	3,000,000	3,192,000
Rumo Luxembourg Sarl, 5.875%, 1/18/25(1)	1,200,000	1,173,750
St. Marys Cement, Inc., 5.75%, 1/28/27	2,200,000	2,250,380
Votorantim Cimentos SA, 7.25%, 4/5/41	2,150,000	2,350,487
		23,165,537
Canada — 0.9%
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(1)	3,800,000	3,638,500
Chile — 3.3%
Cencosud SA, 4.375%, 7/17/27	4,000,000	3,800,000
Colbun SA, 3.95%, 10/11/27(1)	2,200,000	2,088,625
Geopark Ltd., 6.50%, 9/21/24	6,100,000	6,084,750
VTR Finance BV, 6.875%, 1/15/24	2,180,000	2,259,592
		14,232,967
China — 7.2%
Baidu, Inc., 2.75%, 6/9/19	1,450,000	1,442,865
China Overseas Finance Cayman III Ltd., 3.375%, 10/29/18	700,000	701,298
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	3,950,000	3,913,889
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	4,650,000	4,744,102
CITIC Ltd., MTN, 6.80%, 1/17/23	2,250,000	2,496,434
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	6,450,000	6,171,895
CNPC General Capital Ltd., 2.75%, 5/14/19	400,000	398,364
CRCC Yuxiang Ltd., 3.50%, 5/16/23	1,400,000	1,368,506
JD.com, Inc., 3.875%, 4/29/26	3,500,000	3,315,080
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	196,698
Sinopec Group Overseas Development 2016 Ltd., 2.125%, 5/3/19	600,000	593,782
Sinopec Group Overseas Development 2017 Ltd., 2.25%, 9/13/20(1)	700,000	682,054

6

	Principal Amount	Value
Tencent Holdings Ltd., 3.60%, 1/19/28(1)	$5,150,000	$4,894,248
		30,919,215
Colombia — 3.7%
Bancolombia SA, VRN, 4.875%, 10/18/22(3)	4,550,000	4,385,062
Colombia Telecomunicaciones SA, VRN, 8.50%, 3/20/20(3)	1,100,000	1,155,000
Ecopetrol SA, 7.625%, 7/23/19	3,000,000	3,171,000
Ecopetrol SA, 5.875%, 5/28/45	4,000,000	3,872,000
Millicom International Cellular SA, 5.125%, 1/15/28(1)	3,500,000	3,316,250
		15,899,312
Ghana — 1.0%
Tullow Oil plc, 7.00%, 3/1/25(1)	4,300,000	4,364,715
Guatemala — 0.8%
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	3,300,000	3,438,138
Hong Kong — 1.8%
Bank of China Hong Kong Ltd., 5.55%, 2/11/20	1,000,000	1,030,591
Bank of East Asia Ltd. (The), MTN, VRN, 4.25%, 11/20/19(3)	200,000	200,285
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	1,000,000	1,056,345
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)	2,000,000	1,955,861
HPHT Finance 17 Ltd., 2.75%, 9/11/22	1,000,000	950,615
Hutchison Whampoa International 09 Ltd., 7.625%, 4/9/19	100,000	104,233
WTT Investment Ltd., 5.50%, 11/21/22(1)	2,485,000	2,432,137
		7,730,067
India — 3.7%
Axis Bank Ltd., MTN, 3.00%, 8/8/22	2,800,000	2,678,334
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23	6,450,000	6,506,637
ICICI Bank Ltd., 5.75%, 11/16/20	400,000	418,434
ICICI Bank Ltd., MTN, 4.00%, 3/18/26	2,500,000	2,381,155
Reliance Industries Ltd., 4.125%, 1/28/25	2,400,000	2,373,889
Vedanta Resources plc, 6.125%, 8/9/24(1)	1,400,000	1,350,409
		15,708,858
Indonesia — 2.8%
Indika Energy Capital III Pte Ltd., 5.875%, 11/9/24	1,600,000	1,511,042
Listrindo Capital BV, 4.95%, 9/14/26	600,000	568,500
Minejesa Capital BV, 4.625%, 8/10/30(1)	2,800,000	2,659,185
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24	2,800,000	2,873,430
Saka Energi Indonesia PT, 4.45%, 5/5/24	2,800,000	2,715,151
TBG Global Pte Ltd., 5.25%, 2/10/22	1,700,000	1,692,549
		12,019,857
Ireland — 1.0%
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	4,179,000	4,151,837
Israel — 2.0%
Altice Financing SA, 7.50%, 5/15/26	2,000,000	1,970,000
Israel Electric Corp. Ltd., 6.875%, 6/21/23(1)	1,300,000	1,446,507
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	800,000	823,600
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	4,100,000	3,436,313
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28(1)	1,000,000	988,507
		8,664,927

7

	Principal Amount	Value
Jamaica — 1.7%
Digicel Group Ltd., 8.25%, 9/30/20	$6,300,000	$5,654,250
Digicel Ltd., 6.00%, 4/15/21	1,600,000	1,528,000
		7,182,250
Kazakhstan — 0.8%
KazTransGas JSC, 4.375%, 9/26/27(1)	3,400,000	3,244,450
Kuwait — 0.6%
Equate Petrochemical BV, MTN, 4.25%, 11/3/26	1,584,000	1,540,892
Kuwait Projects Co. SPC Ltd., 5.00%, 3/15/23	950,000	966,656
		2,507,548
Malaysia — 0.2%
Axiata SPV1 Labuan Ltd., 5.375%, 4/28/20	1,000,000	1,039,112
Mexico — 6.1%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)	300,000	285,750
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/26(3)	4,000,000	3,865,000
BBVA Bancomer SA, VRN, 5.125%, 1/18/28(1)(3)	3,300,000	3,130,875
Cemex SAB de CV, 6.125%, 5/5/25	5,000,000	5,187,500
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	6,000,000	5,902,500
Grupo KUO SAB De CV, 5.75%, 7/7/27	2,450,000	2,402,249
Petroleos Mexicanos, 6.50%, 3/13/27	2,800,000	2,895,900
Petroleos Mexicanos, 5.35%, 2/12/28(1)	800,000	765,120
Sixsigma Networks Mexico SA de CV, 7.50%, 5/2/25(1)(2)	1,600,000	1,578,000
		26,012,894
Nigeria — 1.7%
Guaranty Trust Bank plc, MTN, 6.00%, 11/8/18	500,000	506,220
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	2,130,000	2,207,123
Zenith Bank plc, MTN, 6.25%, 4/22/19	4,400,000	4,472,996
		7,186,339
Oman — 0.8%
Oztel Holdings SPC Ltd., 6.625%, 4/24/28(1)	3,650,000	3,565,612
Panama — 1.2%
Banco General SA, 4.125%, 8/7/27(1)	1,525,000	1,454,088
Banistmo SA, 3.65%, 9/19/22	3,886,000	3,726,674
		5,180,762
Peru — 2.6%
Banco de Credito del Peru, 2.25%, 10/25/19(1)	200,000	198,350
Banco Internacional del Peru SAA Interbank, 3.375%, 1/18/23(1)	3,000,000	2,895,300
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/24(3)	200,000	216,000
Intercorp Financial Services, Inc., 4.125%, 10/19/27(1)	4,600,000	4,278,000
Nexa Resources SA, 5.375%, 5/4/27	3,300,000	3,316,500
		10,904,150
Philippines†
FPT Finance Ltd., 6.375%, 9/28/20	100,000	105,322
Qatar — 1.9%
Nakilat, Inc., 6.07%, 12/31/33(1)	800,000	889,512
Nakilat, Inc., 6.27%, 12/31/33	204,848	226,869

8

	Principal Amount	Value
Ooredoo International Finance Ltd., 7.875%, 6/10/19(1)	$2,249,000	$2,361,765
Ooredoo Tamweel Ltd., 3.04%, 12/3/18	600,000	600,438
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	355,680	364,643
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	273,600	280,495
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19	400,000	417,362
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(1)	2,800,000	2,921,533
		8,062,617
Russia — 8.3%
Credit Bank of Moscow Via CBOM Finance plc, 5.55%, 2/14/23(1)	4,000,000	3,738,640
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	7,000,000	7,348,761
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	1,600,000	1,701,240
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37	1,600,000	1,847,208
GTH Finance BV, 7.25%, 4/26/23(1)	2,300,000	2,424,660
Lukoil International Finance BV, 6.125%, 11/9/20	200,000	208,645
Polyus Finance plc, 4.70%, 1/29/24(1)	3,800,000	3,486,926
Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19	4,600,000	4,657,730
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22	3,000,000	2,982,387
VEON Holdings BV, 5.20%, 2/13/19	2,400,000	2,412,000
VEON Holdings BV, 5.95%, 2/13/23	2,950,000	3,009,000
VEON Holdings BV, 4.95%, 6/16/24	1,500,000	1,426,935
		35,244,132
Singapore — 2.5%
Oversea-Chinese Banking Corp. Ltd., MTN, 4.25%, 6/19/24	3,000,000	3,006,762
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19(3)	2,300,000	2,308,694
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/19(3)	2,300,000	2,309,740
United Overseas Bank Ltd., MTN, VRN, 2.88%, 3/8/22(3)	3,000,000	2,871,432
		10,496,628
South Africa — 2.6%
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(1)	2,250,000	2,374,240
MTN Mauritius Investment Ltd., 4.76%, 11/11/24	5,351,000	5,154,506
Myriad International Holdings BV, 6.00%, 7/18/20	2,000,000	2,108,500
Stillwater Mining Co., 7.125%, 6/27/25	1,600,000	1,626,960
		11,264,206
South Korea — 2.0%
Harvest Operations Corp., 3.00%, 9/21/22(1)	2,800,000	2,698,818
Hyundai Capital America, 2.55%, 2/6/19	200,000	199,080
KEB Hana Bank, MTN, 4.375%, 9/30/24	3,200,000	3,196,154
Woori Bank, MTN, 4.75%, 4/30/24	2,250,000	2,277,524
		8,371,576
Tanzania, United Republic Of — 0.4%
HTA Group Ltd., 9.125%, 3/8/22	1,600,000	1,682,077
Thailand — 0.9%
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19(3)	3,250,000	3,268,440
Siam Commercial Bank PCL, MTN, 3.50%, 4/7/19	400,000	401,284
		3,669,724
Turkey — 4.9%
Akbank Turk AS, 5.00%, 10/24/22	2,400,000	2,361,043

9

	Principal Amount	Value
Akbank Turk AS, MTN, 5.125%, 3/31/25	$1,000,000	$950,289
Akbank Turk AS, VRN, 6.80%, 4/27/23(1)(3)	3,700,000	3,652,936
QNB Finansbank AS, 4.875%, 5/19/22(1)	200,000	191,932
QNB Finansbank AS, MTN, 6.25%, 4/30/19	200,000	203,507
Tupras Turkiye Petrol Rafinerileri AS, 4.125%, 5/2/18	800,000	800,000
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24(1)	1,100,000	1,044,657
Turk Telekomunikasyon AS, 3.75%, 6/19/19	300,000	299,028
Turk Telekomunikasyon AS, 4.875%, 6/19/24	1,000,000	968,856
Turkiye Garanti Bankasi AS, MTN, 4.75%, 10/17/19	3,100,000	3,121,629
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(1)(3)	2,600,000	2,523,625
Turkiye Is Bankasi AS, 3.75%, 10/10/18	200,000	200,087
Turkiye Is Bankasi AS, 6.125%, 4/25/24(1)	300,000	291,861
Yapi ve Kredi Bankasi AS, 5.25%, 12/3/18	200,000	201,806
Yapi ve Kredi Bankasi AS, 5.125%, 10/22/19	2,000,000	2,016,606
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(1)	2,300,000	2,212,908
		21,040,770
Ukraine — 0.4%
MHP SE, 7.75%, 5/10/24(1)	1,700,000	1,761,047
United Arab Emirates — 0.5%
Abu Dhabi National Energy Co. PJSC, 4.875%, 4/23/30(1)	1,500,000	1,489,698
ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23	700,000	701,336
		2,191,034
United States — 0.9%
Vrio Finco 1 LLC / Vrio Finco 2, Inc., 6.25%, 4/4/23(1)	3,715,000	3,752,150
Zambia — 1.7%
First Quantum Minerals Ltd., 7.25%, 4/1/23	1,450,000	1,449,710
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	4,000,000	3,810,000
First Quantum Minerals Ltd., 6.875%, 3/1/26(1)	2,000,000	1,905,000
		7,164,710
TOTAL CORPORATE BONDS (Cost $349,463,191)		339,003,412
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.1%
Argentina — 1.3%
Argentine Republic Government International Bond, 5.875%, 1/11/28	6,000,000	5,507,250
China — 0.5%
Avi Funding Co. Ltd., MTN, 3.80%, 9/16/25 (Export-Import Bank of China)	2,000,000	1,961,530
Jordan†
Jordan Government International Bond, 7.375%, 10/10/47(1)	200,000	195,476
Nigeria — 1.0%
Nigeria Government International Bond, 6.50%, 11/28/27(1)	2,600,000	2,623,920
Nigeria Government International Bond, 7.14%, 2/23/30(1)	1,400,000	1,435,665
		4,059,585
Oman — 0.4%
Oman Government International Bond, 5.375%, 3/8/27	1,800,000	1,718,347
Russia†
Russian Foreign Bond - Eurobond, 5.00%, 4/29/20	200,000	204,815

10

	Principal Amount/Shares	Value
Senegal — 0.5%
Senegal Government International Bond, 6.75%, 3/13/48(1)	$2,050,000	$1,939,813
South Africa — 1.0%
Republic of South Africa Government International Bond, 5.50%, 3/9/20	4,100,000	4,249,576
South Korea — 0.7%
Korea Gas Corp., 3.875%, 2/12/24	2,800,000	2,802,333
Turkey — 1.7%
Turkey Government International Bond, 4.875%, 10/9/26	300,000	280,802
Turkey Government International Bond, 7.50%, 11/7/19	5,650,000	5,961,213
Turkey Government International Bond, 4.875%, 4/16/43	1,500,000	1,196,825
		7,438,840
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $30,839,665)		30,077,565
COMMON STOCKS†
Colombia†
Frontera Energy Corp.(4) (Cost $202,817)	1,039	32,017
U.S. TREASURY SECURITIES†
United States†
U.S. Treasury Notes, 2.25%, 8/15/27 (Cost $9,896)	$10,000	9,435
TEMPORARY CASH INVESTMENTS — 14.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $17,178,926), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $16,817,547)		16,816,865
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.625%, 3/31/25, valued at $14,299,489), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $14,019,288)		14,019,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	67,021	67,021
U.S. Treasury Bills, 1.61%, 5/3/18(5)(6)	$1,700,000	1,699,853
U.S. Treasury Bills, 1.82%, 7/19/18(6)	26,500,000	26,398,305
U.S. Treasury Bills, 1.86%, 8/2/18(6)	1,700,000	1,691,950
TOTAL TEMPORARY CASH INVESTMENTS (Cost $60,691,054)		60,692,994
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $441,206,623)		429,815,423
OTHER ASSETS AND LIABILITIES — (0.7)%		(2,825,839)
TOTAL NET ASSETS — 100.0%		$426,989,584

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	79,186,421	USD	6,588,629	UBS AG	6/13/18	$(270,535)
USD	6,585,971	ZAR	79,186,421	UBS AG	6/13/18	267,877
						$(2,658)

11

FUTURES CONTRACTS PURCHASED

Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	205	June 2018	$41,000,000	$43,469,610	$(126,718)
U.S. Treasury 5-Year Notes	184	June 2018	$18,400,000	20,885,438	(115,414)
U.S. Treasury Long Bonds	115	June 2018	$11,500,000	16,542,031	50,054
				$80,897,079	$(192,078)

FUTURES CONTRACTS SOLD

Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	177	June 2018	$17,700,000	$22,636,641	$63,891

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A. / Republic of Chile	Buy	(1.00)%	6/20/23	$1,500,000	$(34,302)	$(2,583)	$(36,885)
Bank of America N.A. / Mexican Government International Bond	Buy	(1.00)%	6/20/23	$2,700,000	22,633	(8,915)	13,718
Bank of America N.A. / Colombia Government International Bond	Buy	(1.00)%	6/20/23	$10,350,000	65,171	(44,347)	20,824
Barclays Bank plc / Republic of Chile	Buy	(1.00)%	6/20/23	$8,800,000	(201,199)	(14,952)	(216,151)
Goldman Sachs & Co. / Republic of Korea	Buy	(1.00)%	6/20/23	$16,600,000	(369,817)	(93,850)	(463,667)
Morgan Stanley / Brazil International Bond	Buy	(1.00)%	6/20/23	$10,100,000	305,429	16,620	322,049
Morgan Stanley / Republic of Korea	Buy	(1.00)%	6/20/23	$12,200,000	(280,703)	(60,063)	(340,766)
Morgan Stanley / Republic of Turkey	Buy	(1.00)%	6/20/23	$1,300,000	57,176	(1,535)	55,641
Morgan Stanley / Mexican Government International Bond	Buy	(1.00)%	6/20/23	$12,900,000	108,137	(42,595)	65,542
					$(327,475)	$(252,220)	$(579,695)

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

12

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $124,546,826, which represented 29.2% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Non-income producing.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $727,851.

(6)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $441,206,623)	$429,815,423
Cash	5,000
Receivable for capital shares sold	5,580
Receivable for variation margin on futures contracts	32,328
Unrealized appreciation on forward foreign currency exchange contracts	267,877
Swap agreements, at value (including net premiums paid (received) of $558,546)	477,774
Interest receivable	4,342,549
434,946,531

Liabilities
Payable for investments purchased	5,651,579
Payable for capital shares redeemed	897,006
Unrealized depreciation on forward foreign currency exchange contracts	270,535
Swap agreements, at value (including net premiums paid (received) of $(886,021))	1,057,469
Accrued management fees	79,048
Distribution and service fees payable	85
Dividends payable	1,225
7,956,947

Net Assets	$426,989,584

Net Assets Consist of:
Capital paid in	$440,661,201
Undistributed net investment income	364,820
Accumulated net realized loss	(2,262,172)
Net unrealized depreciation	(11,774,265)
$426,989,584

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$91,957,845	9,140,739	$10.06
I Class	$12,840	1,276	$10.06
Y Class	$342,265	34,021	$10.06
A Class	$165,531	16,467	$10.05*
C Class	$26,522	2,643	$10.03
R Class	$74,851	7,450	$10.05
R5 Class	$6,770	673	$10.06
R6 Class	$8,362,496	831,107	$10.06
G Class	$326,040,464	32,411,515	$10.06
*Maximum offering price $10.52 (net asset value divided by 0.955).

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $3,270)	$8,304,665

Expenses:
Management fees	1,518,816
Distribution and service fees:
A Class	1,711
C Class	1,144
R Class	690
Trustees' fees and expenses	10,513
Other expenses	553
1,533,427
Fees waived - G Class	(1,027,456)
505,971

Net investment income (loss)	7,798,694

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,247,535)
Forward foreign currency exchange contract transactions	(36,405)
Futures contract transactions	336,459
Swap agreement transactions	(182,969)
Foreign currency translation transactions	(27,462)
(2,157,912)

Change in net unrealized appreciation (depreciation) on:
Investments	(11,842,605)
Forward foreign currency exchange contracts	(122,164)
Futures contracts	(93,363)
Swap agreements	(220,065)
Translation of assets and liabilities in foreign currencies	73
(12,278,124)

Net realized and unrealized gain (loss)	(14,436,036)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,637,342)

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$7,798,694	$1,256,846
Net realized gain (loss)	(2,157,912)	917,716
Change in net unrealized appreciation (depreciation)	(12,278,124)	(271,674)
Net increase (decrease) in net assets resulting from operations	(6,637,342)	1,902,888

Distributions to Shareholders
From net investment income:
Investor Class	(1,412,644)	(136,419)
I Class	(325)	(429)
Y Class	(1,863)	(98)
A Class	(17,149)	(195,891)
C Class	(1,993)	(26,040)
R Class	(3,159)	(32,720)
R5 Class	(16,318)	(204,399)
R6 Class	(143,699)	(635,782)
G Class	(5,859,354)	—
From net realized gains:
Investor Class	(213,612)	(18,280)
I Class	(86)	—
Y Class	(12)	—
A Class	(363)	(36,596)
C Class	(37)	(6,473)
R Class	(134)	(6,555)
R5 Class	(11)	(33,080)
R6 Class	(13,926)	(99,926)
G Class	(764,573)	—
Decrease in net assets from distributions	(8,449,258)	(1,432,688)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	403,952,083	4,094,966

Net increase (decrease) in net assets	388,865,483	4,565,166

Net Assets
Beginning of period	38,124,101	33,558,935
End of period	$426,989,584	$38,124,101

Undistributed net investment income	$364,820	$22,630

See Notes to Financial Statements.

16

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Emerging Markets Debt Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017 and sale of the G Class commenced on November 14, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

17

fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

18

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Investment Trust, American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 99% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. Effective November 14,
2017, the investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
0.96%	0.86%	0.76%	0.96%	0.96%	0.96%	0.76%	0.71%	0.00%(1)
(1) Effective annual management fee before waiver was 0.71%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $517,699,255 and $169,394,099, respectively.

19

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2018(1)		Year ended October 31, 2017(2)
	Shares	Amount	Shares	Amount
Investor Class
Sold	8,944,350	$93,313,657	582,422	$6,023,796
Issued in reinvestment of distributions	157,753	1,620,730	14,657	150,735
Redeemed	(597,164)	(6,148,088)	(338,952)	(3,465,672)
	8,504,939	88,786,299	258,127	2,708,859
I Class
Sold	—	—	3,639	37,719
Issued in reinvestment of distributions	40	409	41	429
Redeemed	(2,424)	(25,177)	(20)	(204)
	(2,384)	(24,768)	3,660	37,944
Y Class
Sold	41,444	422,950	485	5,000
Issued in reinvestment of distributions	185	1,875	10	98
Redeemed	(8,103)	(82,231)	—	—
	33,526	342,594	495	5,098
A Class
Sold	3,760	39,050	11,352	118,176
Issued in reinvestment of distributions	1,519	15,772	22,681	232,487
Redeemed	(623,452)	(6,489,925)	(8,319)	(86,038)
	(618,173)	(6,435,103)	25,714	264,625
C Class
Sold	1,053	10,710	962	10,000
Issued in reinvestment of distributions	196	2,030	3,180	32,497
Redeemed	(108,525)	(1,128,657)	(2,044)	(21,053)
	(107,276)	(1,115,917)	2,098	21,444
R Class
Sold	3,359	34,468	4,099	42,218
Issued in reinvestment of distributions	290	3,006	3,835	39,275
Redeemed	(111,837)	(1,164,096)	(951)	(9,915)
	(108,188)	(1,126,622)	6,983	71,578
R5 Class
Issued in reinvestment of distributions	1,569	16,329	23,143	237,479
Redeemed	(574,523)	(5,986,536)	—	—
	(572,954)	(5,970,207)	23,143	237,479
R6 Class
Sold	281,215	2,890,103	349,756	3,540,873
Issued in reinvestment of distributions	15,019	154,455	71,619	735,307
Redeemed	(1,044,979)	(10,886,326)	(339,248)	(3,528,241)
	(748,745)	(7,841,768)	82,127	747,939
G Class			N/A
Sold	33,061,277	343,965,751
Issued in reinvestment of distributions	645,841	6,623,927
Redeemed	(1,295,603)	(13,252,103)
	32,411,515	337,337,575
Net increase (decrease)	38,792,260	$403,952,083	402,347	$4,094,966

(1)	November 14, 2017 (commencement of sale) through April 30, 2018 for the G Class.

(2)	April 10, 2017 (commencement of sale) through October 31, 2017 for the I Class and Y Class.

20

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$339,003,412	—
Sovereign Governments and Agencies	—	30,077,565	—
Common Stocks	$32,017	—	—
U.S. Treasury Securities	—	9,435	—
Temporary Cash Investments	67,021	60,625,973	—
	$99,038	$429,716,385	—
Other Financial Instruments
Futures Contracts	$113,945	—	—
Swap Agreements	—	$477,774	—
Forward Foreign Currency Exchange Contracts	—	267,877	—
	$113,945	$745,651	—

Liabilities
Other Financial Instruments
Futures Contracts	$242,132	—	—
Swap Agreements	—	$1,057,469	—
Forward Foreign Currency Exchange Contracts	—	270,535	—
	$242,132	$1,328,004	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of

21

swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $43,110,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $8,875,370.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $59,933,333 futures contracts purchased and $25,650,000 future contracts sold.

Value of Derivative Instruments as of April 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$477,774	Swap agreements	$1,057,469
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	267,877	Unrealized depreciation on forward foreign currency exchange contracts	270,535
Interest Rate Risk	Receivable for variation margin on futures contracts*	32,328	Payable for variation margin on futures contracts*	—
		$777,979		$1,328,004

* Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(182,969)	Change in net unrealized appreciation (depreciation) on swap agreements	$(220,065)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(36,405)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(122,164)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	336,459	Change in net unrealized appreciation (depreciation) on futures contracts	(93,363)
		$117,085		$(435,592)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$441,216,618
Gross tax appreciation of investments	$285,187
Gross tax depreciation of investments	(11,686,382)
Net tax appreciation (depreciation) of investments	$(11,401,195)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$10.43	0.16	(0.35)	(0.19)	(0.16)	(0.02)	(0.18)	$10.06	(1.86)%	0.97%(4)	3.24%(4)	52%	$91,958
2017	$10.32	0.35	0.16	0.51	(0.34)	(0.06)	(0.40)	$10.43	5.11%	0.97%	3.39%	154%	$6,634
2016	$9.75	0.36	0.57	0.93	(0.36)	—	(0.36)	$10.32	9.77%	0.97%	3.59%	97%	$3,898
2015(5)	$9.88	0.11	(0.13)	(0.02)	(0.11)	—	(0.11)	$9.75	(0.22)%	0.97%(4)	3.19%(4)	35%	$1,878
2015(6)	$10.00	0.28	(0.11)	0.17	(0.29)	—	(0.29)	$9.88	1.72%	0.97%(4)	3.18%(4)	46%	$3,312
I Class
2018(3)	$10.44	0.16	(0.36)	(0.20)	(0.16)	(0.02)	(0.18)	$10.06	(1.90)%	0.87%(4)	3.34%(4)	52%	$13
2017(7)	$10.30	0.20	0.14	0.34	(0.20)	—	(0.20)	$10.44	3.28%	0.87%(4)	3.38%(4)	154%(8)	$38
Y Class
2018(3)	$10.44	0.19	(0.38)	(0.19)	(0.17)	(0.02)	(0.19)	$10.06	(1.86)%	0.77%(4)	3.44%(4)	52%	$342
2017(7)	$10.30	0.21	0.13	0.34	(0.20)	—	(0.20)	$10.44	3.33%	0.77%(4)	3.52%(4)	154%(8)	$5
A Class
2018(3)	$10.43	0.13	(0.35)	(0.22)	(0.14)	(0.02)	(0.16)	$10.05	(2.08)%	1.22%(4)	2.99%(4)	52%	$166
2017	$10.32	0.32	0.17	0.49	(0.32)	(0.06)	(0.38)	$10.43	4.84%	1.22%	3.14%	154%	$6,619
2016	$9.74	0.33	0.59	0.92	(0.34)	—	(0.34)	$10.32	9.61%	1.22%	3.34%	97%	$6,282
2015(5)	$9.87	0.10	(0.13)	(0.03)	(0.10)	—	(0.10)	$9.74	(0.31)%	1.22%(4)	2.94%(4)	35%	$5,671
2015(6)	$10.00	0.27	(0.13)	0.14	(0.27)	—	(0.27)	$9.87	1.45%	1.22%(4)	2.93%(4)	46%	$6,660

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(3)	$10.41	0.09	(0.35)	(0.26)	(0.10)	(0.02)	(0.12)	$10.03	(2.44)%	1.97%(4)	2.24%(4)	52%	$27
2017	$10.30	0.25	0.16	0.41	(0.24)	(0.06)	(0.30)	$10.41	4.07%	1.97%	2.39%	154%	$1,144
2016	$9.72	0.26	0.58	0.84	(0.26)	—	(0.26)	$10.30	8.81%	1.97%	2.59%	97%	$1,110
2015(5)	$9.85	0.07	(0.13)	(0.06)	(0.07)	—	(0.07)	$9.72	(0.57)%	1.97%(4)	2.19%(4)	35%	$1,013
2015(6)	$10.00	0.20	(0.13)	0.07	(0.22)	—	(0.22)	$9.85	0.74%	1.97%(4)	2.18%(4)	46%	$1,019
R Class
2018(3)	$10.42	0.12	(0.34)	(0.22)	(0.13)	(0.02)	(0.15)	$10.05	(2.10)%	1.47%(4)	2.74%(4)	52%	$75
2017	$10.31	0.30	0.16	0.46	(0.29)	(0.06)	(0.35)	$10.42	4.58%	1.47%	2.89%	154%	$1,205
2016	$9.73	0.31	0.58	0.89	(0.31)	—	(0.31)	$10.31	9.34%	1.47%	3.09%	97%	$1,120
2015(5)	$9.86	0.09	(0.13)	(0.04)	(0.09)	—	(0.09)	$9.73	(0.40)%	1.47%(4)	2.69%(4)	35%	$1,009
2015(6)	$10.00	0.24	(0.12)	0.12	(0.26)	—	(0.26)	$9.86	1.18%	1.47%(4)	2.68%(4)	46%	$1,012
R5 Class
2018(3)	$10.43	0.16	(0.34)	(0.18)	(0.17)	(0.02)	(0.19)	$10.06	(1.74)%	0.77%(4)	3.44%(4)	52%	$7
2017	$10.32	0.37	0.16	0.53	(0.36)	(0.06)	(0.42)	$10.43	5.31%	0.77%	3.59%	154%	$5,986
2016	$9.75	0.38	0.57	0.95	(0.38)	—	(0.38)	$10.32	9.99%	0.77%	3.79%	97%	$5,682
2015(5)	$9.87	0.11	(0.12)	(0.01)	(0.11)	—	(0.11)	$9.75	(0.16)%	0.77%(4)	3.39%(4)	35%	$5,164
2015(6)	$10.00	0.31	(0.13)	0.18	(0.31)	—	(0.31)	$9.87	1.91%	0.77%(4)	3.38%(4)	46%	$6,671

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2018(3)	$10.44	0.17	(0.36)	(0.19)	(0.17)	(0.02)	(0.19)	$10.06	(1.83)%	0.72%(4)	3.49%(4)	52%	$8,362
2017	$10.33	0.38	0.16	0.54	(0.37)	(0.06)	(0.43)	$10.44	5.37%	0.72%	3.64%	154%	$16,492
2016	$9.75	0.38	0.59	0.97	(0.39)	—	(0.39)	$10.33	10.15%	0.72%	3.84%	97%	$15,465
2015(5)	$9.88	0.11	(0.12)	(0.01)	(0.12)	—	(0.12)	$9.75	(0.14)%	0.72%(4)	3.44%(4)	35%	$12,290
2015(6)	$10.00	0.32	(0.13)	0.19	(0.31)	—	(0.31)	$9.88	1.96%	0.72%(4)	3.43%(4)	46%	$8,699
G Class
2018(9)	$10.40	0.20	(0.33)	(0.13)	(0.19)	(0.02)	(0.21)	$10.06	(1.15)%	0.01%(4)(10)	4.23%(4)(10)	52%(11)	$326,040

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period.

(6)	July 29, 2014 (fund inception) through June 30, 2015.

(7)	April 10, 2017 (commencement of sale) through October 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(9)	November 14, 2017 (commencement of sale) through April 30, 2018 (unaudited).

(10)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.72% and 3.52%, respectively.

(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2018.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92373 1806

Semiannual Report

April 30, 2018

Global Bond Fund
Investor Class (AGBVX)
I Class (AGBHX)
Y Class (AGBWX)
A Class (AGBAX)
C Class (AGBTX)
R Class (AGBRX)
R5 Class (AGBNX)
R6 Class (AGBDX)
G Class (AGBGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2018
Portfolio at a Glance
Average Duration (effective)	6.6 years
Weighted Average Life	10.3 years

Bond Holdings by Country	% of net assets
United States	41.8%
Japan	6.7%
United Kingdom	6.0%
Canada	5.6%
Italy	4.1%
Mexico	4.0%
Cayman Islands	3.8%
Germany	3.4%
Chile	3.2%
Netherlands	2.6%
Other Countries	18.1%
Cash and Equivalents*	0.7%
* Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	40.7%
Corporate Bonds	33.9%
Asset-Backed Securities	6.1%
Collateralized Mortgage Obligations	5.6%
U.S. Government Agency Mortgage-Backed Securities	5.3%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Loan Obligations	2.1%
Municipal Securities	0.4%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(1.4)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$993.60	$4.15	0.84%
I Class	$1,000	$995.30	$3.66	0.74%
Y Class	$1,000	$996.00	$3.17	0.64%
A Class	$1,000	$993.00	$5.39	1.09%
C Class	$1,000	$989.20	$9.08	1.84%
R Class	$1,000	$992.40	$6.62	1.34%
R5 Class	$1,000	$994.60	$3.17	0.64%
R6 Class	$1,000	$995.10	$2.92	0.59%
G Class	$1,000	$998.00	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.63	$4.21	0.84%
I Class	$1,000	$1,021.13	$3.71	0.74%
Y Class	$1,000	$1,021.62	$3.21	0.64%
A Class	$1,000	$1,019.39	$5.46	1.09%
C Class	$1,000	$1,015.67	$9.20	1.84%
R Class	$1,000	$1,018.15	$6.71	1.34%
R5 Class	$1,000	$1,021.62	$3.21	0.64%
R6 Class	$1,000	$1,021.87	$2.96	0.59%
G Class	$1,000	$1,024.74	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

		Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 40.7%
Argentina — 0.3%
Argentine Republic Government International Bond, 7.50%, 4/22/26		$550,000	$577,775
Argentine Republic Government International Bond, 6.875%, 1/26/27		$800,000	797,200
Argentine Republic Government International Bond, 6.625%, 7/6/28		$1,700,000	1,645,600
Argentine Republic Government International Bond, 7.625%, 4/22/46		$1,250,000	1,209,375
			4,229,950
Australia — 1.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	20,016,000	15,249,345
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,100,000	3,046,160
			18,295,505
Austria — 0.7%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	3,395,000	4,751,112
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,339,000	2,866,874
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,610,000	2,923,881
			10,541,867
Belgium — 0.2%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,335,000	2,512,213
Brazil — 0.1%
Brazilian Government International Bond, 2.625%, 1/5/23		$488,000	459,940
Brazilian Government International Bond, 5.625%, 1/7/41		$1,000,000	953,010
			1,412,950
Canada — 5.0%
Canadian Government Bond, 1.00%, 9/1/22	CAD	57,800,000	42,990,649
Canadian Government Bond, 4.00%, 6/1/41	CAD	4,150,000	4,142,114
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	6,970,000	5,597,117
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	11,980,000	9,420,155
Province of Quebec Canada, 3.00%, 9/1/23	CAD	7,892,000	6,274,200
Province of Quebec Canada, 5.75%, 12/1/36	CAD	5,091,000	5,430,294
Province of Quebec Canada, 3.50%, 12/1/48	CAD	4,107,000	3,425,576
			77,280,105
Chile — 3.1%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	29,385,000,000	48,600,517
Chile Government International Bond, 3.25%, 9/14/21		$300,000	300,413
			48,900,930
Colombia — 0.2%
Colombia Government International Bond, 7.375%, 9/18/37		$2,100,000	2,672,250
Czech Republic — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	28,900,000	1,583,282

		Principal Amount	Value
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/27	DKK	15,795,000	$2,544,043
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	460,649
			3,004,692
Dominican Republic — 0.2%
Dominican Republic International Bond, 6.875%, 1/29/26		$1,900,000	2,063,400
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	820,000
Dominican Republic International Bond, 5.95%, 1/25/27		$800,000	820,000
			3,703,400
Egypt — 0.1%
Egypt Government International Bond, 5.75%, 4/29/20		$1,000,000	1,027,442
Egypt Government International Bond, 7.50%, 1/31/27(1)		$600,000	634,762
			1,662,204
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	3,247,000	4,931,200
France — 1.1%
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	3,456,518	6,229,007
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	6,158,000	10,245,952
			16,474,959
Germany — 2.7%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	642,000	791,832
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(2)	EUR	20,860,000	24,429,095
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	4,118,000	4,897,784
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	1,733,000	2,963,662
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	1,189,000	2,487,352
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	3,716,000	5,832,941
			41,402,666
Hungary — 1.3%
Hungary Government Bond, 6.75%, 10/22/28	HUF	3,540,000,000	18,851,412
Hungary Government International Bond, 7.625%, 3/29/41		$500,000	705,907
			19,557,319
Indonesia — 0.2%
Indonesia Government International Bond, 4.75%, 1/8/26(1)		$1,000,000	1,033,427
Indonesia Government International Bond, MTN, 6.75%, 1/15/44		$1,800,000	2,237,150
			3,270,577
Ireland — 0.4%
Ireland Government Bond, 3.40%, 3/18/24	EUR	4,203,000	5,997,336
Italy — 3.1%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	16,633,000	20,996,986
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	10,193,000	16,824,582
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(1)	EUR	7,405,000	10,013,479

		Principal Amount	Value
Republic of Italy Government International Bond, 6.875%, 9/27/23		$120,000	$138,846
			47,973,893
Japan — 6.7%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,087,350,000	25,700,201
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,405,800,000	16,699,315
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	2,473,750,000	26,550,927
Japan Government Thirty Year Bond, 0.80%, 3/20/48	JPY	415,000,000	3,853,942
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	2,805,800,000	30,271,507
			103,075,892
Jordan — 0.2%
Jordan Government International Bond, 5.75%, 1/31/27		$2,000,000	1,904,986
Jordan Government International Bond, 7.375%, 10/10/47		$1,200,000	1,172,093
			3,077,079
Malaysia — 0.2%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	13,250,000	3,330,946
Mexico — 3.7%
Mexican Bonos, 6.50%, 6/9/22	MXN	130,050,000	6,742,875
Mexican Bonos, 10.00%, 11/20/36	MXN	637,940,000	42,172,763
Mexico Government International Bond, 4.125%, 1/21/26		$300,000	299,175
Mexico Government International Bond, 4.15%, 3/28/27		$3,900,000	3,849,300
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	500,000,000	4,608,886
			57,672,999
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$1,500,000	1,475,991
Netherlands — 1.0%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	4,836,000	5,892,692
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	5,616,000	6,803,426
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	1,778,000	2,943,354
			15,639,472
New Zealand — 0.1%
New Zealand Government Bond, 5.50%, 4/15/23	NZD	2,850,000	2,297,310
Norway — 0.2%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	4,725,000	603,822
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	27,700,000	3,427,165
			4,030,987
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36		$2,000,000	2,480,000
Paraguay†
Paraguay Government International Bond, 5.00%, 4/15/26(1)		$500,000	508,250
Peru — 0.1%
Peruvian Government International Bond, 4.125%, 8/25/27		$1,200,000	1,236,000
Peruvian Government International Bond, 6.55%, 3/14/37		$350,000	441,525
			1,677,525
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,000,000	1,257,004

		Principal Amount	Value
Poland — 0.3%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	11,985,000	$3,677,213
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	512,767
			4,189,980
Russia — 0.4%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	77,600,000	1,226,123
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$1,500,000	2,428,191
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		$2,000,000	1,943,378
			5,597,692
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$1,300,000	1,247,438
Senegal — 0.1%
Senegal Government International Bond, 6.25%, 5/23/33(1)		$1,500,000	1,450,245
Serbia — 0.1%
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	884,958
Singapore — 0.2%
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,410,000	3,468,468
South Africa — 1.7%
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	147,000,000	13,484,965
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	160,000,000	12,287,872
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	249,247
			26,022,084
Switzerland — 0.5%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,058,000	5,662,561
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,534,000	2,107,625
			7,770,186
Thailand — 0.4%
Thailand Government Bond, 3.85%, 12/12/25	THB	175,700,000	6,155,156
Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$2,800,000	2,601,536
Turkey — 0.3%
Turkey Government International Bond, 3.25%, 3/23/23		$180,000	166,396
Turkey Government International Bond, 4.25%, 4/14/26		$2,500,000	2,263,540
Turkey Government International Bond, 6.00%, 3/25/27		$1,200,000	1,206,678
Turkey Government International Bond, 5.75%, 5/11/47		$1,050,000	919,160
			4,555,774
United Kingdom — 3.4%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	18,316,000	25,546,732
United Kingdom Gilt, 4.50%, 12/7/42	GBP	8,026,000	16,903,676
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,656,000	5,818,083
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,020,000	4,748,337
			53,016,828
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $610,140,045)			628,891,098

		Principal Amount	Value
CORPORATE BONDS — 33.9%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		$330,000	$316,370
Lockheed Martin Corp., 3.55%, 1/15/26		670,000	660,775
Lockheed Martin Corp., 3.80%, 3/1/45		240,000	220,852
Rockwell Collins, Inc., 4.35%, 4/15/47		310,000	298,606
United Technologies Corp., 5.70%, 4/15/40		380,000	432,168
United Technologies Corp., 3.75%, 11/1/46		100,000	87,227
			2,015,998
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 2.80%, 11/15/24		1,180,000	1,129,351
Airlines — 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/22		1,150,000	1,121,538
Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		2,650,000	2,643,375
Tenneco, Inc., 5.00%, 7/15/26		1,520,000	1,425,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		560,000	566,300
			4,634,675
Automobiles — 0.5%
Ford Motor Co., 4.35%, 12/8/26		370,000	363,357
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		2,710,000	2,886,433
Ford Motor Credit Co. LLC, 2.98%, 8/3/22		450,000	432,654
General Motors Co., 5.15%, 4/1/38		560,000	535,557
General Motors Financial Co., Inc., 3.20%, 7/6/21		1,860,000	1,839,158
General Motors Financial Co., Inc., 5.25%, 3/1/26		800,000	832,975
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		20,000	20,100
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)		980,000	982,009
			7,892,243
Banks — 5.6%
Banco de Bogota SA, 6.25%, 5/12/26		1,200,000	1,248,000
Banco General SA, 4.125%, 8/7/27(1)		500,000	476,750
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)		700,000	666,750
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	3,700,000	4,656,209
Bancolombia SA, VRN, 4.875%, 10/18/22(3)		$2,500,000	2,409,375
Bank of America Corp., MTN, 4.00%, 4/1/24		136,000	137,932
Bank of America Corp., MTN, 4.20%, 8/26/24		300,000	300,671
Bank of America Corp., MTN, 4.00%, 1/22/25		1,390,000	1,373,915
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	900,000	1,235,908
Bank of America Corp., MTN, VRN, 3.82%, 1/20/27(3)		$2,500,000	2,435,780
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(3)		250,000	250,340
Bank of America Corp., VRN, 3.42%, 12/20/27(1)(3)		120,000	112,683
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)		250,000	248,265
Barclays plc, 4.375%, 1/12/26		200,000	198,190
Barclays plc, 4.95%, 1/10/47		400,000	399,221
BPCE SA, 3.00%, 5/22/22(1)		790,000	769,413
BPCE SA, 5.15%, 7/21/24(1)		300,000	310,528
BPCE SA, VRN, 2.75%, 7/8/21(3)	EUR	1,700,000	2,180,993

		Principal Amount	Value
Branch Banking & Trust Co., 3.625%, 9/16/25		$337,000	$331,806
Branch Banking & Trust Co., 3.80%, 10/30/26		10,000	9,952
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(3)	EUR	2,200,000	2,772,627
Capital One Financial Corp., 4.20%, 10/29/25		$1,850,000	1,811,994
Citigroup, Inc., 2.90%, 12/8/21		1,100,000	1,079,386
Citigroup, Inc., 2.75%, 4/25/22		1,350,000	1,313,260
Citigroup, Inc., 4.05%, 7/30/22		1,850,000	1,872,360
Citigroup, Inc., 4.45%, 9/29/27		810,000	804,347
Citigroup, Inc., 4.125%, 7/25/28		950,000	915,218
Citigroup, Inc., VRN, 3.52%, 10/27/27(3)		470,000	442,013
Commerzbank AG, 8.125%, 9/19/23(1)		280,000	324,119
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	1,550,000	2,086,293
Cooperatieve Rabobank UA, 3.95%, 11/9/22		$1,200,000	1,194,299
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(3)	EUR	1,500,000	1,907,494
Discover Bank, 3.35%, 2/6/23		$500,000	489,916
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	4,175,000	5,582,197
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	8,050,000	10,704,270
HBOS plc, MTN, 6.75%, 5/21/18(1)		$400,000	400,898
Huntington Bancshares, Inc., 2.30%, 1/14/22		400,000	384,741
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)		520,000	501,439
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		680,000	666,235
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	1,200,000	1,796,884
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	1,000,000	1,310,114
JPMorgan Chase & Co., 4.625%, 5/10/21		$910,000	945,742
JPMorgan Chase & Co., 3.25%, 9/23/22		500,000	495,134
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	207,242
JPMorgan Chase & Co., 3.125%, 1/23/25		270,000	257,374
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(3)		600,000	572,588
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(3)		800,000	744,365
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(3)		150,000	136,998
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(3)		550,000	495,763
KeyBank N.A., MTN, 3.40%, 5/20/26		250,000	238,185
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,545,000	5,198,873
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	970,000	1,742,500
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		$700,000	718,250
QNB Finansbank AS, 4.875%, 5/19/22(1)		2,000,000	1,919,314
QNB Finansbank AS, MTN, 6.25%, 4/30/19		1,850,000	1,882,442
Regions Financial Corp., 2.75%, 8/14/22		610,000	588,638
Royal Bank of Canada, 2.15%, 10/26/20		1,850,000	1,807,902
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	2,300,000	3,516,167
SunTrust Bank, 3.30%, 5/15/26		$200,000	189,441
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)		1,500,000	1,508,217
US Bancorp, MTN, 3.60%, 9/11/24		1,360,000	1,349,386
Wells Fargo & Co., 3.07%, 1/24/23		430,000	418,692
Wells Fargo & Co., MTN, 4.10%, 6/3/26		3,020,000	2,954,364
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	240,772
Wells Fargo & Co., MTN, 4.75%, 12/7/46		350,000	344,030

		Principal Amount	Value
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(3)		$440,000	$419,652
			87,004,816
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		2,090,000	2,043,908
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		1,010,000	1,043,736
Constellation Brands, Inc., 2.00%, 11/7/19		200,000	197,001
Constellation Brands, Inc., 4.75%, 12/1/25		500,000	518,138
			3,802,783
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22		1,370,000	1,334,726
AbbVie, Inc., 3.60%, 5/14/25		1,690,000	1,642,133
Amgen, Inc., 2.65%, 5/11/22		1,030,000	999,406
Amgen, Inc., 4.66%, 6/15/51		474,000	474,251
Celgene Corp., 3.875%, 8/15/25		1,950,000	1,912,806
Celgene Corp., 5.00%, 8/15/45		150,000	151,695
Gilead Sciences, Inc., 3.65%, 3/1/26		1,550,000	1,533,027
Gilead Sciences, Inc., 4.15%, 3/1/47		200,000	191,251
			8,239,295
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		1,000,000	1,013,725
Masco Corp., 4.375%, 4/1/26		200,000	201,875
			1,215,600
Capital Markets — 0.3%
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	3,000,000	3,667,965
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		$650,000	596,860
			4,264,825
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22		1,980,000	2,002,275
Dow Chemical Co. (The), 4.375%, 11/15/42		200,000	193,870
Mosaic Co. (The), 4.05%, 11/15/27		300,000	283,810
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		1,110,000	1,080,862
			3,560,817
Commercial Services and Supplies — 0.2%
Covanta Holding Corp., 5.875%, 3/1/24		1,060,000	1,046,750
Republic Services, Inc., 3.55%, 6/1/22		680,000	681,009
Waste Management, Inc., 3.15%, 11/15/27		400,000	375,844
Waste Management, Inc., 4.10%, 3/1/45		310,000	307,365
			2,410,968
Communications Equipment — 0.4%
Cisco Systems, Inc., 3.00%, 6/15/22		450,000	449,742
CommScope Technologies LLC, 5.00%, 3/15/27(1)		3,260,000	3,129,600
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)		1,300,000	1,347,071
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)		1,890,000	1,880,550
			6,806,963
Consumer Discretionary — 0.2%
Netflix, Inc., 4.875%, 4/15/28(1)		2,950,000	2,791,438

		Principal Amount	Value
Consumer Finance — 0.5%
American Express Co., 3.00%, 10/30/24		$300,000	$285,845
American Express Credit Corp., MTN, 2.25%, 5/5/21		1,350,000	1,315,845
CIT Group, Inc., 5.00%, 8/15/22		1,610,000	1,650,250
Discover Bank, 3.45%, 7/27/26		550,000	512,573
Discover Financial Services, 3.75%, 3/4/25		200,000	193,349
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		620,000	636,231
IHS Markit Ltd., 4.00%, 3/1/26(1)		1,906,000	1,835,154
PNC Bank N.A., MTN, 2.30%, 6/1/20		950,000	935,510
Synchrony Financial, 2.60%, 1/15/19		380,000	379,401
Synchrony Financial, 3.00%, 8/15/19		250,000	249,506
			7,993,664
Containers and Packaging — 0.9%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		3,130,000	3,173,037
Ball Corp., 4.00%, 11/15/23		2,090,000	2,056,038
Berry Global, Inc., 5.125%, 7/15/23		2,750,000	2,777,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		2,490,000	2,455,763
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26(1)		1,180,000	1,141,650
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		2,700,000	2,715,201
WestRock RKT Co., 4.00%, 3/1/23		120,000	121,411
			14,440,600
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		200,000	191,389
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,656
			201,045
Diversified Financial Services — 3.2%
Ally Financial, Inc., 3.50%, 1/27/19		550,000	551,100
Ally Financial, Inc., 4.625%, 3/30/25		3,240,000	3,223,800
Banco Santander SA, 3.50%, 4/11/22		1,000,000	988,394
Barclays plc, MTN, VRN, 2.00%, 2/7/23(3)	EUR	2,100,000	2,499,267
Barclays plc, MTN, VRN, 1.375%, 1/24/25(3)	EUR	2,900,000	3,411,799
BNP Paribas SA, 4.375%, 9/28/25(1)		$500,000	496,595
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,700,000	2,943,058
Credit Suisse Group AG, VRN, 2.125%, 9/12/24(3)	GBP	1,800,000	2,420,266
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		1,925,000	1,924,082
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		525,000	502,470
GE Capital UK Funding Unlimited Co., MTN, 5.125%, 5/24/23	GBP	500,000	786,742
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,303,265
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$1,400,000	1,353,014
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		2,300,000	2,180,652
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		250,000	258,834
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20		1,415,000	1,473,468

		Principal Amount	Value
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	1,000,000	$1,532,484
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/21(3)		$330,000	321,911
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/24(3)		430,000	408,999
HSBC Holdings plc, 2.95%, 5/25/21		1,600,000	1,582,339
HSBC Holdings plc, 0.84%, 9/26/23	JPY	600,000,000	5,636,295
HSBC Holdings plc, 4.30%, 3/8/26		$300,000	304,486
HSBC Holdings plc, 4.375%, 11/23/26		2,070,000	2,053,696
HSBC Holdings plc, VRN, 3.26%, 3/13/22(3)		340,000	334,624
Morgan Stanley, 2.75%, 5/19/22		3,010,000	2,920,910
Morgan Stanley, 4.375%, 1/22/47		350,000	339,991
Morgan Stanley, MTN, 5.625%, 9/23/19		110,000	113,917
Morgan Stanley, MTN, 4.00%, 7/23/25		1,300,000	1,296,163
S&P Global, Inc., 3.30%, 8/14/20		250,000	250,540
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)		1,000,000	983,119
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)		200,000	199,012
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20(3)	EUR	2,300,000	3,073,192
UniCredit SpA, VRN, 5.86%, 6/19/27(1)(3)		$1,490,000	1,494,743
			49,163,227
Diversified Telecommunication Services — 1.4%
AT&T, Inc., 3.40%, 5/15/25		2,350,000	2,236,502
AT&T, Inc., 2.60%, 12/17/29	EUR	1,800,000	2,262,479
AT&T, Inc., 5.25%, 3/1/37		$500,000	510,154
AT&T, Inc., 5.15%, 11/15/46(1)		272,000	269,030
AT&T, Inc., 5.45%, 3/1/47		350,000	357,109
AT&T, Inc., 5.15%, 2/14/50		500,000	505,818
CenturyLink, Inc., 6.15%, 9/15/19		980,000	1,006,950
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)		600,000	578,957
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,500,000	2,009,751
Orange SA, 4.125%, 9/14/21		$680,000	700,488
Orange SA, MTN, VRN, 4.00%, 10/1/21(3)	EUR	1,600,000	2,124,506
Telefonica Emisiones SAU, 5.46%, 2/16/21		$690,000	730,201
Telefonica Emisiones SAU, 5.21%, 3/8/47		300,000	313,216
Telefonica Europe BV, VRN, 5.875%, 3/31/24(3)	EUR	4,000,000	5,544,931
Verizon Communications, Inc., 3.50%, 11/1/24		$600,000	590,046
Verizon Communications, Inc., 4.125%, 3/16/27		600,000	599,760
Verizon Communications, Inc., 4.86%, 8/21/46		1,510,000	1,476,039
			21,815,937
Electric Utilities — 0.1%
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		2,000,000	1,872,500
Electronic Equipment, Instruments and Components — 0.1%
Sanmina Corp., 4.375%, 6/1/19(1)		980,000	992,250
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25		380,000	377,668
Halliburton Co., 4.85%, 11/15/35		570,000	604,885

		Principal Amount	Value
Noble Holding International Ltd., 7.75%, 1/15/24		$690,000	$650,325
			1,632,878
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp., 3.375%, 10/15/26		870,000	808,092
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27		200,000	191,028
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28		240,000	225,102
Boston Properties LP, 3.65%, 2/1/26		860,000	830,279
Crown Castle International Corp., 5.25%, 1/15/23		840,000	886,823
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24		2,130,000	2,140,650
Essex Portfolio LP, 3.25%, 5/1/23		550,000	534,881
Hospitality Properties Trust, 4.65%, 3/15/24		220,000	221,339
Kilroy Realty LP, 4.375%, 10/1/25		400,000	399,991
Kimco Realty Corp., 2.80%, 10/1/26		400,000	353,447
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		2,180,000	2,069,060
Ventas Realty LP, 4.125%, 1/15/26		250,000	247,712
VEREIT Operating Partnership LP, 4.125%, 6/1/21		1,030,000	1,047,200
Welltower, Inc., 3.75%, 3/15/23		300,000	299,459
			10,255,063
Food and Staples Retailing — 0.8%
Cencosud SA, 4.875%, 1/20/23		1,339,000	1,353,174
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		3,240,000	3,168,495
CVS Health Corp., 3.50%, 7/20/22		250,000	248,829
CVS Health Corp., 2.75%, 12/1/22		690,000	663,393
Kroger Co. (The), 3.30%, 1/15/21		480,000	480,643
Target Corp., 3.90%, 11/15/47		150,000	139,544
Walmart, Inc., 0.18%, 7/15/22	JPY	650,000,000	5,970,564
Walmart, Inc., 3.625%, 12/15/47		$200,000	188,692
			12,213,334
Food Products — 0.4%
Arcor SAIC, 6.00%, 7/6/23(1)		1,000,000	1,037,500
Kraft Heinz Foods Co., 5.20%, 7/15/45		200,000	198,673
Kraft Heinz Foods Co., 4.375%, 6/1/46		120,000	107,126
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		2,780,000	2,769,575
Post Holdings, Inc., 5.00%, 8/15/26(1)		1,900,000	1,786,000
			5,898,874
Gas Utilities — 1.1%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		520,000	535,574
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.25%, 12/1/27		500,000	486,757
Boardwalk Pipelines LP, 4.45%, 7/15/27		280,000	273,354
Enbridge Energy Partners LP, 5.20%, 3/15/20		350,000	361,566
Enbridge, Inc., 4.00%, 10/1/23		530,000	530,718
Energy Transfer Equity LP, 7.50%, 10/15/20		20,000	21,475
Energy Transfer Equity LP, 4.25%, 3/15/23		1,220,000	1,180,350
Energy Transfer Partners LP, 4.15%, 10/1/20		20,000	20,272
Energy Transfer Partners LP, 3.60%, 2/1/23		630,000	612,928

	Principal Amount	Value
Energy Transfer Partners LP, 4.90%, 3/15/35	$320,000	$302,101
Enterprise Products Operating LLC, 5.20%, 9/1/20	530,000	553,769
Enterprise Products Operating LLC, 4.85%, 3/15/44	900,000	929,430
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	970,000	1,082,554
Kinder Morgan, Inc., 5.55%, 6/1/45	450,000	459,937
MPLX LP, 4.875%, 6/1/25	450,000	466,137
MPLX LP, 4.50%, 4/15/38	280,000	270,967
MPLX LP, 5.20%, 3/1/47	368,000	376,642
ONEOK, Inc., 4.00%, 7/13/27	460,000	447,394
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	690,000	677,669
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	1,620,000	1,726,900
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	1,020,000	986,713
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	510,000	476,631
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,680,000	1,591,800
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)	1,020,000	946,050
Williams Cos., Inc. (The), 3.70%, 1/15/23	850,000	826,370
Williams Partners LP, 4.125%, 11/15/20	680,000	689,026
Williams Partners LP, 5.10%, 9/15/45	300,000	295,504
		17,128,588
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 2.00%, 9/15/18	160,000	159,616
Abbott Laboratories, 3.75%, 11/30/26	1,452,000	1,432,890
Becton Dickinson and Co., 3.73%, 12/15/24	600,000	585,730
Becton Dickinson and Co., 3.70%, 6/6/27	470,000	445,558
Medtronic, Inc., 3.50%, 3/15/25	720,000	712,779
Medtronic, Inc., 4.375%, 3/15/35	610,000	631,314
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	213,000	211,260
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	250,000	231,566
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	240,000	267,611
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	270,000	267,545
		4,945,869
Health Care Providers and Services — 1.1%
Anthem, Inc., 3.65%, 12/1/27	370,000	352,530
Anthem, Inc., 4.65%, 1/15/43	460,000	448,685
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	750,000	685,781
CVS Health Corp., 4.30%, 3/25/28	550,000	543,161
CVS Health Corp., 4.78%, 3/25/38	270,000	267,171
CVS Health Corp., 5.05%, 3/25/48	250,000	255,804
DaVita, Inc., 5.75%, 8/15/22	480,000	492,000
DaVita, Inc., 5.125%, 7/15/24	3,000,000	2,911,875
Express Scripts Holding Co., 3.40%, 3/1/27	200,000	184,381
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	980,000	992,613
HCA, Inc., 5.00%, 3/15/24	2,800,000	2,838,500
HCA, Inc., 5.375%, 2/1/25	1,340,000	1,336,650
Mylan NV, 3.95%, 6/15/26	160,000	152,124

		Principal Amount	Value
Northwell Healthcare, Inc., 4.26%, 11/1/47		$220,000	$211,838
Tenet Healthcare Corp., 4.375%, 10/1/21		750,000	742,500
Tenet Healthcare Corp., 5.125%, 5/1/25(1)		2,200,000	2,153,250
UnitedHealth Group, Inc., 2.875%, 12/15/21		610,000	602,624
UnitedHealth Group, Inc., 3.75%, 7/15/25		710,000	709,908
UnitedHealth Group, Inc., 4.75%, 7/15/45		310,000	332,624
UnitedHealth Group, Inc., 3.75%, 10/15/47		420,000	388,788
Universal Health Services, Inc., 4.75%, 8/1/22(1)		980,000	992,250
			17,595,057
Hotels, Restaurants and Leisure — 0.8%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		2,200,000	2,211,000
Aramark Services, Inc., 5.00%, 4/1/25(1)		2,270,000	2,289,862
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		2,460,000	2,367,750
InterContinental Hotels Group plc, MTN, 3.75%, 8/14/25	GBP	1,400,000	2,065,137
International Game Technology plc, 6.25%, 2/15/22(1)		$1,880,000	1,982,225
McDonald's Corp., MTN, 3.375%, 5/26/25		280,000	274,635
McDonald's Corp., MTN, 4.70%, 12/9/35		460,000	485,036
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		550,000	585,627
			12,261,272
Household Durables — 0.5%
D.R. Horton, Inc., 5.75%, 8/15/23		20,000	21,803
Lennar Corp., 4.75%, 4/1/21		1,760,000	1,790,342
Lennar Corp., 4.50%, 4/30/24		1,400,000	1,368,500
Lennar Corp., 4.75%, 11/29/27(1)		850,000	805,375
Newell Brands, Inc., 5.00%, 11/15/23		480,000	491,524
Toll Brothers Finance Corp., 4.00%, 12/31/18		45,000	45,113
Toll Brothers Finance Corp., 4.35%, 2/15/28		940,000	874,200
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		990,000	996,187
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		850,000	865,937
			7,258,981
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		1,530,000	1,536,197
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		400,000	389,340
General Electric Co., 2.70%, 10/9/22		1,020,000	984,576
			1,373,916
Insurance — 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		1,450,000	1,460,984
Allianz SE, VRN, 3.375%, 9/18/24(3)	EUR	2,200,000	2,846,802
American International Group, Inc., 4.125%, 2/15/24		$1,360,000	1,370,772
American International Group, Inc., 4.50%, 7/16/44		200,000	191,152
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	2,100,000	2,838,700
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25(3)	EUR	1,500,000	1,954,790
AXA SA, MTN, VRN, 6.69%, 7/6/26(3)	GBP	1,100,000	1,778,406
AXA SA, MTN, VRN, 3.375%, 7/6/27(3)	EUR	3,600,000	4,572,469

		Principal Amount	Value
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$680,000	$677,143
Berkshire Hathaway, Inc., 4.50%, 2/11/43		460,000	488,697
Chubb INA Holdings, Inc., 3.15%, 3/15/25		600,000	581,509
Chubb INA Holdings, Inc., 3.35%, 5/3/26		330,000	321,112
CNP Assurances, VRN, 4.00%, 11/18/24(3)	EUR	2,200,000	2,898,510
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25(3)	EUR	3,000,000	3,917,412
International Lease Finance Corp., 5.875%, 8/15/22		$400,000	428,474
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(3)	EUR	1,600,000	2,068,276
Markel Corp., 4.90%, 7/1/22		$290,000	302,731
Markel Corp., 3.50%, 11/1/27		250,000	235,881
MetLife, Inc., 4.875%, 11/13/43		680,000	715,476
Prudential Financial, Inc., 3.94%, 12/7/49(1)		270,000	250,493
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,360,000	1,422,066
Prudential Financial, Inc., VRN, 5.875%, 9/15/22(3)		1,050,000	1,118,250
Travelers Cos., Inc. (The), 4.05%, 3/7/48		200,000	196,446
Voya Financial, Inc., 5.70%, 7/15/43		435,000	487,698
WR Berkley Corp., 4.625%, 3/15/22		660,000	682,361
			33,806,610
Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.15%, 8/22/27(1)		830,000	796,163
Amazon.com, Inc., 3.875%, 8/22/37(1)		300,000	296,122
			1,092,285
Internet Software and Services — 0.4%
Netflix, Inc., 5.375%, 2/1/21		630,000	651,262
Symantec Corp., 4.20%, 9/15/20		1,770,000	1,794,649
Tencent Holdings Ltd., 3.375%, 5/2/19(1)		3,000,000	3,010,964
			5,456,875
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		990,000	909,446
First Data Corp., 5.00%, 1/15/24(1)		3,160,000	3,195,550
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		780,000	785,995
			4,890,991
Machinery†
Oshkosh Corp., 5.375%, 3/1/22		20,000	20,575
Media — 2.0%
21st Century Fox America, Inc., 4.75%, 9/15/44		640,000	677,522
AMC Networks, Inc., 4.75%, 8/1/25		1,940,000	1,838,344
CBS Corp., 4.00%, 1/15/26		550,000	539,406
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		1,170,000	1,192,318
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		2,920,000	2,743,252
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		2,040,000	2,077,836
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		120,000	129,684
Comcast Corp., 3.15%, 3/1/26		370,000	352,346
Comcast Corp., 4.40%, 8/15/35		900,000	907,893
CSC Holdings LLC, 5.50%, 4/15/27(1)		2,360,000	2,271,028

		Principal Amount	Value
Discovery Communications LLC, 5.625%, 8/15/19		$423,000	$436,769
Discovery Communications LLC, 3.95%, 3/20/28		910,000	865,114
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)		1,100,000	1,071,125
GTH Finance BV, 7.25%, 4/26/23(1)		2,000,000	2,108,400
Lamar Media Corp., 5.375%, 1/15/24		1,840,000	1,890,600
NBCUniversal Media LLC, 2.875%, 1/15/23		625,000	607,910
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		1,810,000	1,828,281
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		2,830,000	2,822,925
TEGNA, Inc., 5.125%, 7/15/20		910,000	915,688
Time Warner Cable LLC, 6.75%, 7/1/18		310,000	311,867
Time Warner Cable LLC, 4.50%, 9/15/42		300,000	254,452
Time Warner, Inc., 4.70%, 1/15/21		420,000	435,001
Time Warner, Inc., 2.95%, 7/15/26		700,000	643,712
Time Warner, Inc., 3.80%, 2/15/27		200,000	193,684
Time Warner, Inc., 5.35%, 12/15/43		250,000	261,038
Viacom, Inc., 4.25%, 9/1/23		500,000	503,180
Viacom, Inc., 4.375%, 3/15/43		580,000	514,615
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		1,670,000	1,596,938
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		220,000	222,423
			30,213,351
Metals and Mining — 0.5%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)		800,000	862,008
Constellium NV, 6.625%, 3/1/25(1)		650,000	660,563
Freeport-McMoRan, Inc., 3.875%, 3/15/23		1,180,000	1,134,275
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)		10,000	10,366
Novolipetsk Steel via Steel Funding DAC, 4.00%, 9/21/24(1)		1,100,000	1,026,597
Steel Dynamics, Inc., 4.125%, 9/15/25		1,000,000	959,380
Steel Dynamics, Inc., 5.00%, 12/15/26		880,000	873,400
Vale Overseas Ltd., 6.875%, 11/21/36		2,000,000	2,328,800
			7,855,389
Multi-Utilities — 1.6%
AES Corp., 4.875%, 5/15/23		1,380,000	1,395,525
AES Corp., 6.00%, 5/15/26		750,000	787,500
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		1,950,000	1,945,125
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		550,000	532,125
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		680,000	673,459
Berkshire Hathaway Energy Co., 3.80%, 7/15/48(1)		700,000	654,785
Calpine Corp., 5.875%, 1/15/24(1)		490,000	494,900
Centrica plc, VRN, 5.25%, 4/10/25(3)	GBP	1,800,000	2,637,621
CMS Energy Corp., 8.75%, 6/15/19		$167,000	176,913
Dominion Energy, Inc., 3.625%, 12/1/24		1,030,000	1,014,398
Dominion Energy, Inc., 3.90%, 10/1/25		480,000	475,163
Dominion Energy, Inc., 4.90%, 8/1/41		100,000	107,510
Duke Energy Corp., 3.55%, 9/15/21		680,000	684,695
Duke Energy Corp., 2.65%, 9/1/26		300,000	271,822

		Principal Amount	Value
Duke Energy Progress LLC, 3.25%, 8/15/25		$400,000	$391,091
Duke Energy Progress LLC, 4.15%, 12/1/44		170,000	172,654
Duke Energy Progress LLC, 3.70%, 10/15/46		450,000	423,363
Exelon Corp., 4.45%, 4/15/46		400,000	400,480
Exelon Generation Co. LLC, 4.25%, 6/15/22		680,000	696,715
FirstEnergy Corp., 4.25%, 3/15/23		900,000	914,892
Florida Power & Light Co., 4.125%, 2/1/42		525,000	534,883
IPALCO Enterprises, Inc., 3.45%, 7/15/20		850,000	852,125
KazTransGas JSC, 4.375%, 9/26/27(1)		1,000,000	954,250
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	211,652
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27		650,000	625,005
NiSource, Inc., 5.65%, 2/1/45		410,000	474,338
Pacific Gas & Electric Co., 4.00%, 12/1/46		505,000	462,148
Potomac Electric Power Co., 3.60%, 3/15/24		10,000	10,054
RWE AG, VRN, 7.00%, 3/20/19(3)	GBP	1,000,000	1,432,036
Sempra Energy, 2.875%, 10/1/22		$680,000	662,165
Sempra Energy, 3.25%, 6/15/27		500,000	469,197
Sempra Energy, 4.00%, 2/1/48		250,000	229,122
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		400,000	367,690
Southwestern Public Service Co., 3.70%, 8/15/47		350,000	330,184
SSE plc, VRN, 2.375%, 4/1/21(3)	EUR	2,200,000	2,751,742
Xcel Energy, Inc., 3.35%, 12/1/26		$150,000	144,330
			25,361,657
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		350,000	327,917
Oil, Gas and Consumable Fuels — 2.6%
Anadarko Petroleum Corp., 3.45%, 7/15/24		300,000	289,026
Anadarko Petroleum Corp., 5.55%, 3/15/26		750,000	809,203
Andeavor, 5.375%, 10/1/22		490,000	504,381
Antero Resources Corp., 5.125%, 12/1/22		2,690,000	2,716,900
Apache Corp., 4.75%, 4/15/43		300,000	292,286
BP Capital Markets plc, 4.50%, 10/1/20		690,000	714,484
Cenovus Energy, Inc., 4.25%, 4/15/27		570,000	548,503
Cimarex Energy Co., 4.375%, 6/1/24		1,000,000	1,019,728
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		1,020,000	1,027,602
Concho Resources, Inc., 4.375%, 1/15/25		710,000	718,241
Concho Resources, Inc., 4.875%, 10/1/47		350,000	356,147
ConocoPhillips Holding Co., 6.95%, 4/15/29		10,000	12,502
Continental Resources, Inc., 5.00%, 9/15/22		570,000	579,975
Continental Resources, Inc., 3.80%, 6/1/24		2,380,000	2,329,425
Continental Resources, Inc., 4.375%, 1/15/28(1)		300,000	295,500
Diamondback Energy, Inc., 5.375%, 5/31/25		2,440,000	2,479,650
Ecopetrol SA, 5.875%, 5/28/45		1,580,000	1,529,440
Encana Corp., 6.50%, 2/1/38		480,000	580,452
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37		600,000	692,703
Hess Corp., 6.00%, 1/15/40		320,000	334,601
Lukoil International Finance BV, 4.75%, 11/2/26(1)		1,300,000	1,280,587

		Principal Amount	Value
Marathon Oil Corp., 3.85%, 6/1/25		$400,000	$392,643
Marathon Oil Corp., 4.40%, 7/15/27		470,000	474,084
Newfield Exploration Co., 5.75%, 1/30/22		2,080,000	2,194,400
Newfield Exploration Co., 5.375%, 1/1/26		500,000	519,500
Noble Energy, Inc., 4.15%, 12/15/21		217,000	220,734
Occidental Petroleum Corp., 4.625%, 6/15/45		460,000	484,121
Petrobras Global Finance BV, 5.30%, 1/27/25(1)		2,400,000	2,361,600
Petroleos Mexicanos, 6.625%, 6/15/35		2,720,000	2,709,120
Phillips 66, 4.30%, 4/1/22		350,000	362,506
Phillips 66, 3.90%, 3/15/28		400,000	393,649
Range Resources Corp., 4.875%, 5/15/25		3,080,000	2,866,325
Shell International Finance BV, 2.375%, 8/21/22		690,000	667,704
Shell International Finance BV, 3.25%, 5/11/25		230,000	226,268
Sinopec Group Overseas Development Ltd., 2.50%, 4/28/20(1)		600,000	590,095
Statoil ASA, 3.95%, 5/15/43		500,000	493,543
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		10,000	9,650
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(1)		2,640,000	2,554,200
Total Capital Canada Ltd., 2.75%, 7/15/23		680,000	657,431
Tullow Oil plc, 7.00%, 3/1/25(1)		700,000	710,535
WPX Energy, Inc., 5.25%, 9/15/24		1,380,000	1,397,250
YPF SA, 6.95%, 7/21/27(1)		1,300,000	1,274,260
			40,670,954
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		710,000	748,901
International Paper Co., 4.40%, 8/15/47		400,000	369,612
			1,118,513
Pharmaceuticals — 0.4%
AbbVie, Inc., 4.70%, 5/14/45		250,000	246,166
Allergan Funding SCS, 3.85%, 6/15/24		1,510,000	1,474,168
Allergan Funding SCS, 4.55%, 3/15/35		140,000	131,919
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		1,300,000	1,247,839
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		1,970,000	1,571,395
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)		1,220,000	1,291,307
			5,962,794
Real Estate Management and Development — 0.1%
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	1,070,425	1,735,159
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		$1,235,000	1,237,063
CSX Corp., 3.40%, 8/1/24		690,000	679,758
CSX Corp., 3.25%, 6/1/27		320,000	302,912
Norfolk Southern Corp., 3.15%, 6/1/27		530,000	500,796
Union Pacific Corp., 4.75%, 9/15/41		300,000	320,316
Union Pacific Corp., 4.05%, 11/15/45		200,000	196,413
			3,237,258

	Principal Amount	Value
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	$500,000	$463,912
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28	190,000	174,821
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	1,000,000	1,007,500
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	500,000	491,250
Sensata Technologies BV, 5.00%, 10/1/25(1)	910,000	912,275
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	2,300,000	2,402,580
		5,452,338
Software — 0.5%
Activision Blizzard, Inc., 2.30%, 9/15/21	760,000	733,486
IQVIA, Inc., 5.00%, 10/15/26(1)	2,000,000	1,980,000
Microsoft Corp., 2.70%, 2/12/25	1,280,000	1,225,985
Microsoft Corp., 3.125%, 11/3/25	330,000	322,247
Microsoft Corp., 3.45%, 8/8/36	1,200,000	1,148,549
Microsoft Corp., 4.25%, 2/6/47	330,000	344,136
Oracle Corp., 3.625%, 7/15/23	1,010,000	1,026,286
Oracle Corp., 2.65%, 7/15/26	600,000	555,660
Oracle Corp., 4.00%, 7/15/46	280,000	269,673
		7,606,022
Specialty Retail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	1,650,000	1,569,562
Home Depot, Inc. (The), 3.75%, 2/15/24	750,000	764,237
Home Depot, Inc. (The), 5.95%, 4/1/41	680,000	857,227
Home Depot, Inc. (The), 3.90%, 6/15/47	350,000	339,522
Lowe's Cos., Inc., 3.10%, 5/3/27	500,000	475,859
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	730,000	717,225
United Rentals North America, Inc., 4.625%, 7/15/23	190,000	192,138
United Rentals North America, Inc., 5.75%, 11/15/24	3,080,000	3,199,350
		8,115,120
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 2.85%, 5/6/21	1,020,000	1,016,992
Apple, Inc., 2.75%, 1/13/25	270,000	257,987
Apple, Inc., 2.50%, 2/9/25	520,000	488,439
Apple, Inc., 2.45%, 8/4/26	600,000	550,999
Apple, Inc., 3.20%, 5/11/27	600,000	579,237
Apple, Inc., 2.90%, 9/12/27	770,000	724,620
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	1,750,000	1,865,412
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	1,580,000	1,675,940
Seagate HDD Cayman, 4.75%, 6/1/23	450,000	451,711
Seagate HDD Cayman, 4.75%, 1/1/25	1,000,000	970,840
		8,582,177
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(1)	700,000	677,250
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.125%, 7/16/22	240,000	235,540

	Principal Amount	Value
MTN Mauritius Investment Ltd., 4.76%, 11/11/24	$1,400,000	$1,348,590
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,327,000	1,365,981
Sprint Communications, Inc., 6.00%, 11/15/22	1,200,000	1,228,500
T-Mobile USA, Inc., 4.75%, 2/1/28	2,380,000	2,293,249
		6,471,860
TOTAL CORPORATE BONDS (Cost $526,596,275)		524,125,657
ASSET-BACKED SECURITIES(4) — 6.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	5,000,000	4,978,821
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	2,000,000	1,992,584
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	1,901,757	1,858,702
Carlyle Global Market Strategies, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	2,000,000	2,000,033
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	2,150,000	2,150,921
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	2,200,000	2,201,232
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)	3,175,000	3,176,348
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.75%, 10/24/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	6,000,000	5,957,836
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.15%, 5/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	4,903,129	4,944,976
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	205,299	205,186
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 5/15/18(1)(5)	3,800,000	3,799,608
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 3.00%, 5/10/18, resets monthly off the 1-month LIBOR plus 1.10%(1)	1,442,995	1,445,605
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	2,516,667	2,511,959
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(1)	1,750,000	1,748,130
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	1,622,295	1,595,586
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.05%, 5/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	4,175,000	4,195,145
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.85%, 5/17/18, resets monthly off the 1-month LIBOR plus 0.95%(1)	3,900,000	3,907,701
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.18%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.28%(1)(6)	5,875,000	5,953,293
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	991,334	984,438
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	69,483	67,696

	Principal Amount	Value
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	$738,767	$726,855
Progress Residential 2018-SFR1 Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(1)	2,450,000	2,422,845
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.30%, 5/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	1,973,054	1,983,830
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	8,350,000	8,082,825
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	3,550,000	3,494,493
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	1,697,917	1,674,084
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	814,471	811,967
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	500,706	496,551
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	996,421	986,373
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	1,742,613	1,735,905
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	1,263,443	1,264,104
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	1,325,086	1,308,318
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 5/1/18(1)(5)	4,000,000	3,880,670
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 5/1/18(1)(5)	5,709,958	5,624,585
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	4,740,604	4,643,419
TOTAL ASSET-BACKED SECURITIES (Cost $95,412,942)		94,812,624
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 5.6%
Private Sponsor Collateralized Mortgage Obligations — 3.5%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.65%, 5/1/18(5)	751,807	762,544
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.69%, 5/1/18(5)	558,072	545,565
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 3.67%, 5/1/18(5)	1,990,503	1,979,206
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	808,461	813,904
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.59%, 5/1/18(5)	2,040,305	1,982,491
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.38%, 5/1/18(5)	1,316,192	1,306,563
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.56%, 5/1/18(5)	41,548	42,031
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	3,940	4,026
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.40%, 5/1/18(5)	758,074	724,450
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.34%, 5/1/18(5)	3,325	3,287

	Principal Amount	Value
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.66%, 5/1/18(5)	$463,582	$424,440
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 5/1/18(1)(5)	8,262,135	8,183,224
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	12,259	12,919
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.62%, 5/1/18(5)	838,451	858,465
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.52%, 5/1/18(5)	648,520	655,833
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.72%, 5/1/18(5)	505,098	505,948
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.63%, 5/1/18(5)	747,912	729,831
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.80%, 5/1/18(5)	7,163	7,275
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	383,517	413,865
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.47%, 5/1/18(5)	1,062,454	1,094,840
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.55%, 5/1/18(5)	843,150	852,703
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.55%, 5/1/18(5)	427,495	442,108
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 5/1/18(1)(5)	3,714,705	3,765,080
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.40%, 5/25/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	1,229,838	1,271,475
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 5/1/18(5)	422	436
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	823,554	762,085
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.50%, 5/1/18(5)	1,558,610	1,570,797
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.62%, 5/25/18(5)	2,107,510	2,059,471
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.28%, 5/1/18(5)	804,379	812,094
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.79%, 5/1/18(5)	10,564	10,949
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 5/1/18(5)	17,878	18,267
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	530,056	524,230
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	1,048,734	1,044,207
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.68%, 5/1/18(5)	22,522	23,764
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.71%, 5/1/18(5)	18,518	19,091
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.80%, 5/1/18(5)	453,011	463,809
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.88%, 5/1/18(5)	5,748	5,836
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.67%, 5/1/18(5)	5,000,000	5,110,749

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	$25,062	$25,134
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	516,684	514,065
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	2,546,197	2,534,875
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	21,257	21,449
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	388,571	392,085
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	17,005	17,159
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 3.97%, 5/1/18(5)	33,719	32,465
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 5/1/18(5)	1,117,614	1,093,806
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.72%, 5/1/18(5)	1,491,406	1,461,393
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.65%, 5/1/18(5)	9,679	9,813
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.76%, 5/1/18(5)	21,772	21,823
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.59%, 5/1/18(5)	2,198,514	2,112,802
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.63%, 5/1/18(5)	7,009	6,942
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.60%, 5/1/18(5)	5,638	5,544
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.72%, 5/1/18(5)	598,427	588,970
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.70%, 5/1/18(5)	485,508	455,687
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.77%, 5/1/18(5)	424,768	429,564
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.19%, 5/1/18(5)	743,350	710,666
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 4.13%, 5/1/18(5)	467,114	478,176
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	33,939	33,808
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	14,223	14,327
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	25,923	26,121
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	5,898	6,037
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	449,986	447,898
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	12,249	12,446
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	2,141,065	2,137,315
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.72%, 5/1/18(5)	1,553,815	1,515,989
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	10,106	10,663
		54,924,880

	Principal Amount	Value
U.S. Government Agency Collateralized Mortgage Obligations — 2.1%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.15%, 5/25/18, resets monthly off the 1-month LIBOR plus 3.25%	$4,000,000	$4,535,669
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.25%, 5/25/18, resets monthly off the 1-month LIBOR plus 1.35%	1,000,000	1,014,533
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.10%, 5/25/18, resets monthly off the 1-month LIBOR plus 1.20%	662,529	670,191
FNMA, Series 2014-C02, Class 1M2, VRN, 4.50%, 5/25/18, resets monthly off the 1-month LIBOR plus 2.60%	1,525,000	1,622,087
FNMA, Series 2014-C02, Class 2M2, VRN, 4.50%, 5/25/18, resets monthly off the 1-month LIBOR plus 2.60%	2,807,012	2,965,211
FNMA, Series 2016-C03, Class 2M2, VRN, 7.80%, 5/25/18, resets monthly off the 1-month LIBOR plus 5.90%	1,570,000	1,847,248
FNMA, Series 2016-C04, Class 1M2, VRN, 6.15%, 5/25/18, resets monthly off the 1-month LIBOR plus 4.25%	2,000,000	2,278,567
FNMA, Series 2017-C03, Class 1M2, VRN, 4.90%, 5/25/18, resets monthly off the 1-month LIBOR plus 3.00%	4,000,000	4,259,694
FNMA, Series 2017-C06, Class 2M2, VRN, 4.70%, 5/25/18, resets monthly off the 1-month LIBOR plus 2.80%	3,125,000	3,253,126
FNMA, Series 2017-C07, Class 1M1, VRN, 2.55%, 5/25/18, resets monthly off the 1-month LIBOR plus 0.65%	4,122,847	4,123,726
FNMA, Series 2017-C07, Class 1M2, VRN, 4.30%, 5/25/18, resets monthly off the 1-month LIBOR plus 2.40%	5,400,000	5,562,576
		32,132,628
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $85,144,362)		87,057,508
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 5.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(5) — 1.1%
FHLMC, VRN, 2.38%, 5/15/18	1,383,075	1,372,949
FHLMC, VRN, 3.53%, 5/15/18	1,695,822	1,783,652
FHLMC, VRN, 3.65%, 5/15/18	4,388	4,587
FHLMC, VRN, 3.71%, 5/15/18	2,098	2,196
FNMA, VRN, 3.14%, 5/25/18	1,050,387	1,089,141
FNMA, VRN, 3.15%, 5/25/18	978,691	1,015,856
FNMA, VRN, 3.18%, 5/25/18	2,299,958	2,291,293
FNMA, VRN, 3.19%, 5/25/18	4,249,704	4,226,572
FNMA, VRN, 3.25%, 5/25/18	2,641,383	2,662,509
FNMA, VRN, 3.38%, 5/25/18	1,672,212	1,732,896
FNMA, VRN, 3.61%, 5/25/18	4,563	4,695
FNMA, VRN, 3.93%, 5/25/18	6,487	6,694
		16,193,040
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.2%
FHLMC, 6.00%, 2/1/38	2,215	2,463
FHLMC, 4.00%, 12/1/40	6,257	6,430
FNMA, 4.50%, 5/14/18(7)	4,377,500	4,557,388
FNMA, 5.00%, 7/1/31	28,616	30,439
FNMA, 5.50%, 5/1/33	7,126	7,812
FNMA, 5.00%, 9/1/33	1,074,146	1,153,564
FNMA, 5.00%, 11/1/33	7,930	8,513
FNMA, 5.00%, 9/1/35	20,439	21,929
FNMA, 6.00%, 4/1/37	8,911	9,950

	Principal Amount	Value
FNMA, 6.00%, 7/1/37	$8,639	$9,583
FNMA, 6.00%, 8/1/37	6,183	6,905
FNMA, 5.50%, 1/1/39	13,245	14,468
FNMA, 5.50%, 3/1/39	1,605	1,750
FNMA, 4.50%, 5/1/39	1,803,687	1,897,560
FNMA, 5.00%, 8/1/39	4,404	4,742
FNMA, 4.50%, 3/1/40	2,052,015	2,159,280
FNMA, 5.00%, 8/1/40	1,092,698	1,174,608
FNMA, 3.50%, 10/1/40	2,748,083	2,748,030
FNMA, 3.50%, 12/1/40	35,201	35,200
FNMA, 4.50%, 9/1/41	16,567	17,408
FNMA, 3.50%, 5/1/42	44,943	44,942
FNMA, 3.50%, 6/1/42	27,613	27,613
FNMA, 3.50%, 9/1/42	19,752	19,745
FNMA, 3.00%, 11/1/42	29,615	28,814
FNMA, 3.00%, 5/1/43	3,723,871	3,621,817
FNMA, 3.50%, 5/1/46	7,884,923	7,836,164
FNMA, 3.50%, 10/1/47	13,686,431	13,602,824
GNMA, 2.50%, 5/21/18(7)	715,000	675,133
GNMA, 3.00%, 5/21/18(7)	4,665,000	4,543,637
GNMA, 3.50%, 5/21/18(7)	3,907,500	3,910,247
GNMA, 4.00%, 5/21/18(7)	3,712,000	3,795,230
GNMA, 6.00%, 7/15/33	4,464	5,076
GNMA, 5.00%, 3/20/36	29,071	31,192
GNMA, 5.50%, 1/15/39	4,155	4,674
GNMA, 5.50%, 9/15/39	22,204	24,426
GNMA, 4.50%, 10/15/39	8,751	9,218
GNMA, 5.00%, 10/15/39	13,623	14,597
GNMA, 4.50%, 1/15/40	11,146	11,740
GNMA, 4.00%, 12/15/40	11,365	11,686
GNMA, 4.50%, 12/15/40	39,213	41,310
GNMA, 4.50%, 7/20/41	1,711,330	1,797,766
GNMA, 4.00%, 12/15/41	20,485	21,052
GNMA, 3.50%, 6/20/42	6,524,908	6,574,993
GNMA, 2.50%, 7/20/46	5,086,634	4,807,975
		65,329,893
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $84,105,373)		81,522,933
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 5.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.70%, 5/15/18, resets monthly off the 1-month LIBOR plus 0.80%(1)	2,799,519	2,801,590
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	3,500,000	3,433,239
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	5,000,000	4,921,328
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 5/1/18(5)	2,105,000	2,182,822

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 5/1/18(5)	$3,500,000	$3,608,493
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.71%, 5/1/18(5)	1,960,000	1,874,558
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 5/1/18(5)	2,500,000	2,450,821
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	8,705,000	8,492,573
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	3,500,000	3,469,442
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	2,825,000	2,804,048
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	3,600,000	3,544,541
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 5/1/18(5)	2,925,000	2,882,468
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.60%, 5/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	5,000,000	5,017,317
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	2,000,000	1,960,403
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/1/18(5)	3,000,000	2,983,042
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	3,000,000	2,816,527
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 5/10/18(1)(5)	5,390,000	5,325,135
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 5/1/18(5)	2,200,000	2,209,324
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	6,340,000	6,226,374
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.80%, 5/15/18, resets monthly off the 1-month LIBOR plus 0.90%(1)	2,950,000	2,951,742
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	3,000,000	2,872,999
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, VRN, 3.56%, 5/1/18(1)(5)	1,960,000	1,919,084
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	4,200,000	4,046,248
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $83,681,776)		80,794,118
COLLATERALIZED LOAN OBLIGATIONS(4) — 2.1%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.91%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)	5,000,000	4,975,000
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.81%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.45%(1)	3,200,000	3,202,054
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	2,125,000	2,124,530
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.99%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)(6)	2,600,000	2,600,000
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.31%, 7/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(1)	1,600,000	1,601,494

	Principal Amount	Value
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.86%, 7/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	$4,000,000	$4,002,865
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.59%, 7/16/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)(6)	2,500,000	2,500,000
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.07%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)(6)	2,700,000	2,700,000
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.75%(1)	2,500,000	2,500,000
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.15%(1)	1,600,000	1,600,000
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(1)	5,000,000	4,984,025
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $32,825,000)		32,789,968
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	365,000	500,995
California GO, 7.30%, 10/1/39	90,000	128,651
Chicago GO, 7.05%, 1/1/29	400,000	426,340
Los Angeles Community College District GO, 6.75%, 8/1/49	600,000	885,318
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	195,000	259,910
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	201,470
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	225,000	320,580
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	125,000	156,490
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	291,320
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	200,000	236,062
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	415,000	472,768
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	100,000	133,243
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	195,000	242,094
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	580,000	829,603
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	150,000	176,671
State of California GO, 4.60%, 4/1/38	110,000	114,802
State of California GO, 7.55%, 4/1/39	400,000	599,168
State of Illinois GO, 5.10%, 6/1/33	200,000	186,672
University of California Rev., 4.60%, 5/15/31	400,000	432,724
TOTAL MUNICIPAL SECURITIES (Cost $6,548,089)		6,594,881

	Principal Amount	Value
TEMPORARY CASH INVESTMENTS — 2.1%
U.S. Treasury Bills, 1.30%, 5/3/18(8)(9)	$16,000,000	$15,998,613
U.S. Treasury Bills, 1.86%, 8/2/18(8)	16,000,000	15,924,238
TOTAL TEMPORARY CASH INVESTMENTS (Cost $31,925,257)		31,922,851
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $1,556,379,119)		1,568,511,638
OTHER ASSETS AND LIABILITIES — (1.4)%		(21,237,469)
TOTAL NET ASSETS — 100.0%		$1,547,274,169

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,005,443	AUD	10,237,663	UBS AG	6/13/18	$297,248
USD	211,258	AUD	275,484	UBS AG	6/13/18	3,840
USD	11,127,538	AUD	14,334,438	UBS AG	6/13/18	334,777
BRL	11,702,321	USD	3,563,001	Goldman Sachs & Co.	6/13/18	(235,639)
BRL	20,966,992	USD	6,324,694	Goldman Sachs & Co.	6/13/18	(363,075)
USD	7,046,296	BRL	23,025,182	Goldman Sachs & Co.	6/13/18	499,465
USD	1,839,641	BRL	6,036,598	Goldman Sachs & Co.	6/13/18	123,234
USD	1,102,412	BRL	3,607,533	Goldman Sachs & Co.	6/13/18	76,669
CAD	2,757,068	USD	2,156,890	JPMorgan Chase Bank N.A.	6/13/18	(7,515)
CAD	9,904,662	USD	7,871,501	JPMorgan Chase Bank N.A.	6/13/18	(149,952)
USD	68,479,639	CAD	88,560,335	JPMorgan Chase Bank N.A.	6/13/18	(560,872)
USD	3,096,459	CAD	4,002,508	JPMorgan Chase Bank N.A.	6/13/18	(23,845)
USD	809,363	CAD	1,041,407	JPMorgan Chase Bank N.A.	6/13/18	(2,505)
USD	17,378,498	CHF	16,255,847	UBS AG	6/13/18	917,542
CLP	180,717,991	USD	299,237	Goldman Sachs & Co.	6/13/18	(4,635)
USD	49,192,378	CLP	29,692,027,208	Goldman Sachs & Co.	6/13/18	789,256
USD	458,663	CLP	277,298,624	Goldman Sachs & Co.	6/13/18	6,619
USD	1,687,047	CZK	34,401,935	Morgan Stanley	6/13/18	60,381
DKK	1,027,345	USD	170,931	JPMorgan Chase Bank N.A.	6/13/18	(3,890)
USD	3,298,625	DKK	19,685,237	JPMorgan Chase Bank N.A.	6/13/18	97,903
EUR	18,364,765	USD	22,587,229	JPMorgan Chase Bank N.A.	5/9/18	(400,658)
EUR	697,008	USD	849,255	JPMorgan Chase Bank N.A.	5/9/18	(7,196)
EUR	1,433,084	USD	1,732,257	JPMorgan Chase Bank N.A.	5/9/18	(941)
USD	254,926,642	EUR	205,835,660	JPMorgan Chase Bank N.A.	5/9/18	6,255,480
USD	1,065,602	EUR	860,847	JPMorgan Chase Bank N.A.	5/9/18	25,609
USD	3,165,136	EUR	2,567,326	JPMorgan Chase Bank N.A.	5/9/18	63,535
USD	401,575	EUR	324,818	JPMorgan Chase Bank N.A.	5/9/18	9,161
USD	1,095,618	EUR	885,518	JPMorgan Chase Bank N.A.	5/9/18	25,819
USD	3,023,504	EUR	2,439,333	JPMorgan Chase Bank N.A.	5/9/18	76,533
GBP	123,963	USD	175,884	Credit Suisse AG	6/13/18	(4,890)
GBP	2,768,494	USD	3,866,008	Credit Suisse AG	6/13/18	(47,167)
GBP	832,765	USD	1,149,211	Credit Suisse AG	6/13/18	(501)
USD	82,596,953	GBP	59,244,110	Credit Suisse AG	6/13/18	876,048

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,978,736	GBP	1,427,845	Credit Suisse AG	6/13/18	$9,177
USD	983,094	GBP	688,962	Credit Suisse AG	6/13/18	32,744
USD	1,011,694	GBP	719,266	Credit Suisse AG	6/13/18	19,544
USD	335,678	GBP	238,444	Morgan Stanley	6/13/18	6,770
USD	36,170,180	HUF	9,067,140,724	JPMorgan Chase Bank N.A.	6/13/18	1,180,567
USD	1,785,725	HUF	447,020,598	JPMorgan Chase Bank N.A.	6/13/18	60,697
USD	449,733	HUF	113,584,541	JPMorgan Chase Bank N.A.	6/13/18	11,416
IDR	219,283,265,960	USD	15,800,783	Goldman Sachs & Co.	6/20/18	(132,579)
USD	162,160	IDR	2,242,832,274	Goldman Sachs & Co.	6/20/18	1,905
USD	7,926,895	ILS	27,304,982	Goldman Sachs & Co.	6/13/18	321,383
INR	513,706,668	USD	7,858,447	Goldman Sachs & Co.	6/13/18	(169,537)
USD	7,709,840	INR	513,706,668	Goldman Sachs & Co.	6/13/18	20,931
USD	102,245,657	JPY	10,824,594,313	Credit Suisse AG	5/9/18	3,184,197
USD	260,176	JPY	27,525,412	Credit Suisse AG	5/9/18	8,277
USD	8,519,496	JPY	913,051,404	Credit Suisse AG	5/9/18	163,690
USD	3,965,135	JPY	425,679,484	Credit Suisse AG	5/9/18	69,522
KRW	529,870,825	USD	503,106	Goldman Sachs & Co.	6/13/18	(7,926)
KRW	8,253,534,170	USD	7,739,260	Goldman Sachs & Co.	6/13/18	(26,100)
KRW	8,396,593,749	USD	7,872,299	Goldman Sachs & Co.	6/13/18	(25,445)
USD	16,613,699	KRW	17,765,859,498	Goldman Sachs & Co.	6/13/18	11,002
MXN	43,276,474	USD	2,338,195	JPMorgan Chase Bank N.A.	6/13/18	(39,026)
USD	50,211,612	MXN	958,640,087	JPMorgan Chase Bank N.A.	6/13/18	(718,490)
USD	1,030,782	MXN	19,523,314	JPMorgan Chase Bank N.A.	6/13/18	(6,442)
USD	734,969	MXN	13,629,803	JPMorgan Chase Bank N.A.	6/13/18	10,853
USD	415,843	MXN	7,685,810	JPMorgan Chase Bank N.A.	6/13/18	7,515
MYR	48,837,435	USD	12,514,397	Goldman Sachs & Co.	6/13/18	(155,560)
USD	374,965	MYR	1,449,388	Goldman Sachs & Co.	6/13/18	8,181
USD	7,684,084	MYR	30,206,136	Goldman Sachs & Co.	6/13/18	40,098
USD	7,675,418	MYR	30,304,086	Goldman Sachs & Co.	6/13/18	6,644
NOK	95,212,640	USD	12,240,632	JPMorgan Chase Bank N.A.	6/13/18	(355,208)
USD	607,380	NOK	4,757,440	JPMorgan Chase Bank N.A.	6/13/18	13,507
NZD	16,254,483	USD	11,978,254	UBS AG	6/13/18	(543,013)
USD	19,036,832	NZD	26,114,699	UBS AG	6/13/18	664,802
PEN	25,590,927	USD	7,949,962	Goldman Sachs & Co.	6/13/18	(92,625)
PLN	1,005,028	USD	293,653	Goldman Sachs & Co.	6/13/18	(7,159)
USD	20,009,017	PLN	67,882,592	Goldman Sachs & Co.	6/13/18	658,317
RUB	380,541,035	USD	6,641,205	Goldman Sachs & Co.	6/13/18	(627,835)
USD	7,525,850	RUB	455,313,938	Goldman Sachs & Co.	6/13/18	330,907
USD	32,255	SEK	263,753	JPMorgan Chase Bank N.A.	6/13/18	2,042
USD	3,625,676	SGD	4,762,071	JPMorgan Chase Bank N.A.	6/13/18	31,298
THB	6,626,253	USD	213,111	Goldman Sachs & Co.	6/13/18	(3,103)
USD	12,019,199	THB	375,269,452	Goldman Sachs & Co.	6/13/18	125,675
TRY	572,483	USD	146,658	Morgan Stanley	6/13/18	(7,528)
USD	27,273,500	ZAR	327,922,931	UBS AG	6/13/18	1,109,320
USD	736,776	ZAR	8,812,507	UBS AG	6/13/18	33,648
						$13,952,891

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	27	June 2018	EUR	2,700,000	$5,175,748	$(17,328)
Japanese 10-Year Government Bonds	11	June 2018	JPY	1,100,000,000	15,157,702	(8,150)
Japanese 10-Year Mini Government Bonds	452	June 2018	JPY	4,520,000,000	62,309,184	(62,609)
Korean Treasury 10-Year Bonds	142	June 2018	KRW	14,200,000,000	15,914,424	(2,925)
U.S. Treasury 5-Year Notes	219	June 2018	USD	21,900,000	24,858,211	(137,368)
U.S. Treasury Ultra Bonds	38	June 2018	USD	3,800,000	5,970,750	67,899
					$129,386,019	$(160,481)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	752	June 2018	EUR	75,200,000	$118,963,058	$(522,444)
Euro-OAT 10-Year Bonds	52	June 2018	EUR	5,200,000	9,658,527	(126,313)
U.K. Gilt 10-Year Bonds	339	June 2018	GBP	33,900,000	57,058,875	(751,925)
U.S. Treasury 10-Year Notes	170	June 2018	USD	17,000,000	20,336,250	103,211
					$206,016,710	$(1,297,471)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$22,070,000	$1,533,278	$197,167	$1,730,445
Markit CDX North America Investment Grade Index Series 29	Sell	1.00%	12/20/22	$12,000,000	210,799	45,939	256,738
					$1,744,077	$243,106	$1,987,183

‡
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.19%	12/5/27	$4,000,000	$(521)	$75,636	$75,115
CPURNSA	Receive	2.24%	11/15/26	$3,000,000	532	33,300	33,832
CPURNSA	Receive	2.28%	11/16/26	$3,000,000	533	23,659	24,192
CPURNSA	Receive	2.27%	11/21/26	$3,000,000	532	24,781	25,313
CPURNSA	Receive	2.17%	5/10/27	$16,400,000	677	286,512	287,189
					$1,753	$443,888	$445,641

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(10)	CPURNSA	Receive	2.26%	11/15/26	$3,000,000	$28,829
Bank of America N.A.(10)	CPURNSA	Receive	2.29%	11/16/26	$3,000,000	21,210
Bank of America N.A.(10)	CPURNSA	Receive	2.28%	11/21/26	$3,000,000	24,180
Bank of America N.A.(10)	CPURNSA	Receive	2.22%	4/13/27	$4,000,000	43,128
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$3,000,000	32,364
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$3,000,000	22,982
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$3,000,000	27,866
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$3,000,000	33,248
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$3,000,000	22,687
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/21/26	$3,000,000	22,705
						$279,199

*	Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar	KRW	-	South Korean Won
BRL	-	Brazilian Real	LIBOR	-	London Interbank Offered Rate
CAD	-	Canadian Dollar	MTN	-	Medium Term Note
CDX	-	Credit Derivatives Indexes	MXN	-	Mexican Peso
CHF	-	Swiss Franc	MYR	-	Malaysian Ringgit
CLP	-	Chilean Peso	NOK	-	Norwegian Krone
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index	NZD	-	New Zealand Dollar
			PEN	-	Peruvian Sol
CZK	-	Czech Koruna	PLN	-	Polish Zloty
DKK	-	Danish Krone	resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation	RUB	-	Russian Ruble

FNMA	-	Federal National Mortgage Association	SEK	-	Swedish Krona
GBP	-	British Pound	SEQ	-	Sequential Payer
GNMA	-	Government National Mortgage Association	SGD	-	Singapore Dollar
GO	-	General Obligation	THB	-	Thai Baht
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index	TRY	-	Turkish Lira
HUF	-	Hungarian Forint	USD	-	United States Dollar
IDR	-	Indonesian Rupiah	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ILS	-	Israeli Shekel
INR	-	Indian Rupee	ZAR	-	South African Rand
JPY	-	Japanese Yen

† Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $367,689,246, which represented 23.8% of total net assets.

(2)	Security is a zero-coupon bond.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)	Forward commitment. Settlement date is indicated.

(8)	The rate indicated is the yield to maturity at purchase.

(9)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $6,307,446.

(10)	Collateral has been received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $48,001.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,556,379,119)	$1,568,511,638
Foreign deposits with broker for futures contracts, at value (cost of $462,248)	479,534
Receivable for investments sold	13,401,581
Receivable for capital shares sold	232,138
Receivable for variation margin on futures contracts	22,125
Receivable for variation margin on swap agreements	18,371
Unrealized appreciation on forward foreign currency exchange contracts	18,683,748
Swap agreements, at value	279,199
Interest receivable	13,480,219
1,615,108,553

Liabilities
Disbursements in excess of demand deposit cash	1,055,669
Foreign currency overdraft payable, at value (cost of $264,604)	263,924
Payable for investments purchased	60,722,885
Payable for capital shares redeemed	557,593
Payable for variation margin on futures contracts	258,251
Payable for variation margin on swap agreements	7,762
Unrealized depreciation on forward foreign currency exchange contracts	4,730,857
Accrued management fees	235,789
Distribution and service fees payable	1,654
67,834,384

Net Assets	$1,547,274,169

Net Assets Consist of:
Capital paid in	$1,536,304,873
Undistributed net investment income	2,036,590
Accumulated net realized loss	(16,615,947)
Net unrealized appreciation	25,548,653
$1,547,274,169

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$301,154,160	29,808,213	$10.10
I Class	$15,665,463	1,546,793	$10.13
Y Class	$746,820	73,647	$10.14
A Class	$1,897,786	188,483	$10.07*
C Class	$1,365,492	136,909	$9.97
R Class	$63,703	6,348	$10.04
R5 Class	$31,329,238	3,094,812	$10.12
R6 Class	$1,138,007	112,401	$10.12
G Class	$1,193,913,500	117,515,774	$10.16
*Maximum offering price $10.54 (net asset value divided by 0.955).

 See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $43,351)	$22,545,783

Expenses:
Management fees	5,794,370
Distribution and service fees:
A Class	2,526
C Class	8,277
R Class	249
Trustees' fees and expenses	44,222
Other expenses	57,646
5,907,290
Fees waived(1)	(4,371,705)
1,535,585

Net investment income (loss)	21,010,198

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	9,612,710
Forward foreign currency exchange contract transactions	(21,785,069)
Futures contract transactions	(4,655,575)
Swap agreement transactions	29,423
Foreign currency translation transactions	597,938
(16,200,573)

Change in net unrealized appreciation (depreciation) on:
Investments	(13,933,117)
Forward foreign currency exchange contracts	2,734,367
Futures contracts	(409,378)
Swap agreements	2,438,526
Translation of assets and liabilities in foreign currencies	(60,997)
(9,230,599)

Net realized and unrealized gain (loss)	(25,431,172)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,420,974)

(1)
Amount consists of $181,272, $8,220, $134, $1,213, $993, $60, $18,869, $710 and $4,160,234 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$21,010,198	$20,568,075
Net realized gain (loss)	(16,200,573)	18,905,438
Change in net unrealized appreciation (depreciation)	(9,230,599)	(6,100,471)
Net increase (decrease) in net assets resulting from operations	(4,420,974)	33,373,042

Distributions to Shareholders
From net investment income:
Investor Class	(4,976,626)	(2,968,471)
I Class	(216,541)	—
Y Class	(91)	—
A Class	(29,828)	(83,113)
C Class	(11,154)	(6,117)
R Class	(1,529)	(263)
R5 Class	(587,332)	(11,175,900)
R6 Class	(20,878)	(1,505,807)
G Class	(24,336,583)	—
From net realized gains:
Investor Class	(761,778)	(742,236)
I Class	(31,394)	—
Y Class	(13)	—
A Class	(5,232)	(26,663)
C Class	(4,445)	(12,642)
R Class	(332)	(117)
R5 Class	(79,998)	(2,372,010)
R6 Class	(2,761)	(304,186)
G Class	(3,052,366)	—
Decrease in net assets from distributions	(34,118,881)	(19,197,525)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	234,444,942	131,338,951

Net increase (decrease) in net assets	195,905,087	145,514,468

Net Assets
Beginning of period	1,351,369,082	1,205,854,614
End of period	$1,547,274,169	$1,351,369,082

Undistributed net investment income	$2,036,590	$11,206,954

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Global Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017 and sale of the G Class commenced on July 28, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 94% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2018, the investment advisor agreed to waive 0.12% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2019 and cannot terminate it prior to such date without the approval of the Board of Trustees. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2018 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.95%	0.83%
I Class	0.85%	0.73%
Y Class	0.75%	0.63%
A Class	0.95%	0.83%
C Class	0.95%	0.83%
R Class	0.95%	0.83%
R5 Class	0.75%	0.63%
R6 Class	0.70%	0.58%
G Class	0.70%	0.00%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2018 totaled $1,085,178,531, of which $487,129,162 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 totaled $888,693,438, of which $526,143,831 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,795,217	$28,679,109	4,649,418	$47,097,131
Issued in reinvestment of distributions	563,241	5,735,786	370,083	3,700,038
Redeemed	(1,990,367)	(20,251,994)	(2,187,286)	(22,281,031)
	1,368,091	14,162,901	2,832,215	28,516,138
I Class
Sold	488,228	4,975,723	1,162,741	11,976,601
Issued in reinvestment of distributions	20,890	213,129	—	—
Redeemed	(104,150)	(1,057,636)	(20,916)	(217,114)
	404,968	4,131,216	1,141,825	11,759,487
Y Class
Sold	73,621	746,403	493	5,000
Issued in reinvestment of distributions	10	104	—	—
Redeemed	(477)	(4,839)	—	—
	73,154	741,668	493	5,000
A Class
Sold	25,862	262,596	121,215	1,227,484
Issued in reinvestment of distributions	3,337	33,907	10,936	109,001
Redeemed	(49,923)	(503,879)	(829,922)	(8,392,635)
	(20,724)	(207,376)	(697,771)	(7,056,150)
C Class
Sold	9,852	98,520	15,173	151,490
Issued in reinvestment of distributions	1,103	11,125	629	6,215
Redeemed	(53,357)	(535,014)	(296,410)	(2,969,427)
	(42,402)	(425,369)	(280,608)	(2,811,722)
R Class
Sold	4,975	50,332	10,543	106,699
Issued in reinvestment of distributions	184	1,861	38	380
Redeemed	(13,034)	(131,094)	(1,117)	(11,293)
	(7,875)	(78,901)	9,464	95,786
R5 Class
Sold	161,019	1,651,589	9,113,393	92,123,729
Issued in reinvestment of distributions	65,409	667,330	1,353,329	13,547,910
Redeemed	(232,257)	(2,374,533)	(88,213,711)	(906,962,491)
	(5,829)	(55,614)	(77,746,989)	(801,290,852)
R6 Class
Sold	14,438	147,892	3,989,569	40,436,853
Issued in reinvestment of distributions	2,317	23,639	180,819	1,809,993
Redeemed	(47,650)	(495,532)	(13,217,020)	(135,904,020)
	(30,895)	(324,001)	(9,046,632)	(93,657,174)
G Class
Sold	25,662,945	266,616,060	97,393,395	1,002,138,851
Issued in reinvestment of distributions	2,681,778	27,388,949	—	—
Redeemed	(7,606,393)	(77,504,591)	(615,951)	(6,360,413)
	20,738,330	216,500,418	96,777,444	995,778,438
Net increase (decrease)	22,476,818	$234,444,942	12,989,441	$131,338,951

(1)	April 10, 2017 (commencement of sale) through October 31, 2017 for the I Class and Y Class and July 28, 2017 (commencement of sale) through October 31, 2017 for the G Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$628,891,098	—
Corporate Bonds	—	524,125,657	—
Asset-Backed Securities	—	94,812,624	—
Collateralized Mortgage Obligations	—	87,057,508	—
U.S. Government Agency Mortgage-Backed Securities	—	81,522,933	—
Commercial Mortgage-Backed Securities	—	80,794,118	—
Collateralized Loan Obligations	—	32,789,968	—
Municipal Securities	—	6,594,881	—
Temporary Cash Investments	—	31,922,851	—
	—	$1,568,511,638	—
Other Financial Instruments
Futures Contracts	$171,110	—	—
Swap Agreements	—	$2,712,023	—
Forward Foreign Currency Exchange Contracts	—	18,683,748	—
	$171,110	$21,395,771	—

Liabilities
Other Financial Instruments
Futures Contracts	$137,368	$1,491,694	—
Forward Foreign Currency Exchange Contracts	—	4,730,857	—
	$137,368	$6,222,551	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $81,320,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,289,713,131.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $137,749,384 futures contracts purchased and $151,359,734 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $461,549,121.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $59,733,333.

Value of Derivative Instruments as of April 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$7,762
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$18,683,748	Unrealized depreciation on forward foreign currency exchange contracts	4,730,857
Interest Rate Risk	Receivable for variation margin on futures contracts*	22,125	Payable for variation margin on futures contracts*	258,251
Other Contracts	Receivable for variation margin on swap agreements*	18,371	Payable for variation margin on swap agreements*	—
Other Contracts	Swap agreements	279,199	Swap agreements	—
		$19,003,443		$4,996,870

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$1,747,128	Change in net unrealized appreciation (depreciation) on swap agreements	$(492,759)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(21,785,069)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2,734,367
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(4,655,575)	Change in net unrealized appreciation (depreciation) on futures contracts	(409,378)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(1,717,705)	Change in net unrealized appreciation (depreciation) on swap agreements	1,483,054
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	1,448,231
		$(26,411,221)		$4,763,515

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$117,347	—	$(48,001)	$69,346
Barclays Bank plc	83,212	—	—	83,212
Credit Suisse AG	4,363,199	$(52,558)	—	4,310,641
Goldman Sachs & Co.	3,098,926	(1,851,218)	—	1,247,708
JPMorgan Chase Bank N.A.	7,871,935	(2,276,540)	—	5,595,395
Morgan Stanley	67,151	(7,528)	—	59,623
UBS AG	3,361,177	(543,013)	—	2,818,164
	$18,962,947	$(4,730,857)	$(48,001)	$14,184,089

Liabilities
Credit Suisse AG	$52,558	$(52,558)	—	—
Goldman Sachs & Co.	1,851,218	(1,851,218)	—	—
JPMorgan Chase Bank N.A.	2,276,540	(2,276,540)	—	—
Morgan Stanley	7,528	(7,528)	—	—
UBS AG	543,013	(543,013)	—	—
	$4,730,857	$(4,730,857)	—	—

*The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,558,101,879
Gross tax appreciation of investments	$37,049,370
Gross tax depreciation of investments	(26,639,611)
Net tax appreciation (depreciation) of investments	$10,409,759

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$10.36	0.10	(0.16)	(0.06)	(0.17)	(0.03)	(0.20)	$10.10	(0.64)%	0.84%(4)	0.96%(4)	2.09%(4)	1.97%(4)	57%	$301,154
2017	$10.28	0.13	0.09	0.22	(0.11)	(0.03)	(0.14)	$10.36	2.23%	0.84%	0.96%	1.32%	1.20%	130%	$294,535
2016	$9.86	0.12	0.34	0.46	(0.04)	—	(0.04)	$10.28	4.72%	0.84%	0.96%	1.18%	1.06%	106%	$263,312
2015(5)	$9.71	0.04	0.11	0.15	—	—	—	$9.86	1.54%	0.87%(4)	0.96%(4)	1.08%(4)	0.99%(4)	37%	$224,271
2015	$9.93	0.08	0.14(6)	0.22	(0.44)	—	(0.44)	$9.71	2.18%	0.95%	0.95%	0.73%	0.73%	114%	$219,606
2014	$9.98	0.16	0.25	0.41	(0.42)	(0.04)	(0.46)	$9.93	4.25%	0.96%	0.96%	1.64%	1.64%	71%	$10,704
2013	$10.19	0.13	0.01	0.14	(0.34)	(0.01)	(0.35)	$9.98	1.34%	0.96%	0.96%	1.31%	1.31%	68%	$9,590
I Class
2018(3)	$10.38	0.11	(0.15)	(0.04)	(0.18)	(0.03)	(0.21)	$10.13	(0.47)%	0.74%(4)	0.86%(4)	2.19%(4)	2.07%(4)	57%	$15,665
2017(7)	$10.14	0.09	0.15	0.24	—	—	—	$10.38	2.37%	0.74%(4)	0.86%(4)	1.51%(4)	1.39%(4)	130%(8)	$11,856
Y Class
2018(3)	$10.39	0.13	(0.17)	(0.04)	(0.18)	(0.03)	(0.21)	$10.14	(0.40)%	0.64%(4)	0.76%(4)	2.29%(4)	2.17%(4)	57%	$747
2017(7)	$10.14	0.09	0.16	0.25	—	—	—	$10.39	2.47%	0.64%(4)	0.76%(4)	1.59%(4)	1.47%(4)	130%(8)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$10.31	0.09	(0.16)	(0.07)	(0.14)	(0.03)	(0.17)	$10.07	(0.70)%	1.09%(4)	1.21%(4)	1.84%(4)	1.72%(4)	57%	$1,898
2017	$10.24	0.10	0.09	0.19	(0.09)	(0.03)	(0.12)	$10.31	1.88%	1.09%	1.21%	1.07%	0.95%	130%	$2,157
2016	$9.83	0.09	0.36	0.45	(0.04)	—	(0.04)	$10.24	4.55%	1.09%	1.21%	0.93%	0.81%	106%	$9,284
2015(5)	$9.69	0.03	0.11	0.14	—	—	—	$9.83	1.44%	1.12%(4)	1.21%(4)	0.83%(4)	0.74%(4)	37%	$5,506
2015	$9.91	0.13	0.06(6)	0.19	(0.41)	—	(0.41)	$9.69	1.93%	1.20%	1.20%	0.48%	0.48%	114%	$3,033
2014	$9.97	0.14	0.24	0.38	(0.40)	(0.04)	(0.44)	$9.91	3.97%	1.21%	1.21%	1.39%	1.39%	71%	$7,268
2013	$10.18	0.11	—(9)	0.11	(0.31)	(0.01)	(0.32)	$9.97	1.11%	1.21%	1.21%	1.06%	1.06%	68%	$6,729
C Class
2018(3)	$10.17	0.05	(0.15)	(0.10)	(0.07)	(0.03)	(0.10)	$9.97	(1.08)%	1.84%(4)	1.96%(4)	1.09%(4)	0.97%(4)	57%	$1,365
2017	$10.10	0.03	0.08	0.11	(0.01)	(0.03)	(0.04)	$10.17	1.13%	1.84%	1.96%	0.32%	0.20%	130%	$1,824
2016	$9.75	0.02	0.34	0.36	(0.01)	—	(0.01)	$10.10	3.72%	1.84%	1.96%	0.18%	0.06%	106%	$4,646
2015(5)	$9.64	—(9)	0.11	0.11	—	—	—	$9.75	1.14%	1.87%(4)	1.96%(4)	0.08%(4)	(0.01)%(4)	37%	$549
2015	$9.85	0.07	0.06(6)	0.13	(0.34)	—	(0.34)	$9.64	1.26%	1.95%	1.95%	(0.27)%	(0.27)%	114%	$629
2014	$9.93	0.06	0.25	0.31	(0.35)	(0.04)	(0.39)	$9.85	3.21%	1.96%	1.96%	0.64%	0.64%	71%	$2,847
2013	$10.15	0.03	—(9)	0.03	(0.24)	(0.01)	(0.25)	$9.93	0.32%	1.96%	1.96%	0.31%	0.31%	68%	$2,781

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018(3)	$10.26	0.07	(0.14)	(0.07)	(0.12)	(0.03)	(0.15)	$10.04	(0.76)%	1.34%(4)	1.46%(4)	1.59%(4)	1.47%(4)	57%	$64
2017	$10.19	0.09	0.07	0.16	(0.06)	(0.03)	(0.09)	$10.26	1.63%	1.34%	1.46%	0.82%	0.70%	130%	$146
2016	$9.80	0.07	0.35	0.42	(0.03)	—	(0.03)	$10.19	4.28%	1.34%	1.46%	0.68%	0.56%	106%	$48
2015(5)	$9.67	0.02	0.11	0.13	—	—	—	$9.80	1.34%	1.37%(4)	1.46%(4)	0.58%(4)	0.49%(4)	37%	$25
2015	$9.89	0.12	0.05(6)	0.17	(0.39)	—	(0.39)	$9.67	1.67%	1.45%	1.45%	0.23%	0.23%	114%	$25
2014	$9.95	0.11	0.25	0.36	(0.38)	(0.04)	(0.42)	$9.89	3.78%	1.46%	1.46%	1.14%	1.14%	71%	$2,841
2013	$10.17	0.08	—(9)	0.08	(0.29)	(0.01)	(0.30)	$9.95	0.78%	1.46%	1.46%	0.81%	0.81%	68%	$2,739
R5 Class
2018(3)	$10.39	0.12	(0.17)	(0.05)	(0.19)	(0.03)	(0.22)	$10.12	(0.54)%	0.64%(4)	0.76%(4)	2.29%(4)	2.17%(4)	57%	$31,329
2017	$10.31	0.15	0.10	0.25	(0.14)	(0.03)	(0.17)	$10.39	2.43%	0.64%	0.76%	1.52%	1.40%	130%	$32,206
2016	$9.87	0.14	0.35	0.49	(0.05)	—	(0.05)	$10.31	4.98%	0.64%	0.76%	1.38%	1.26%	106%	$833,757
2015(5)	$9.72	0.04	0.12	0.16	(0.01)	—	(0.01)	$9.87	1.61%	0.67%(4)	0.76%(4)	1.28%(4)	1.19%(4)	37%	$720,700
2015	$9.95	0.09	0.14(6)	0.23	(0.46)	—	(0.46)	$9.72	2.28%	0.75%	0.75%	0.93%	0.93%	114%	$728,768
2014	$9.99	0.18	0.25	0.43	(0.43)	(0.04)	(0.47)	$9.95	4.50%	0.76%	0.76%	1.84%	1.84%	71%	$8,091
2013	$10.20	0.15	0.01	0.16	(0.36)	(0.01)	(0.37)	$9.99	1.53%	0.76%	0.76%	1.51%	1.51%	68%	$7,745

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2018(3)	$10.39	0.12	(0.17)	(0.05)	(0.19)	(0.03)	(0.22)	$10.12	(0.49)%	0.59%(4)	0.71%(4)	2.34%(4)	2.22%(4)	57%	$1,138
2017	$10.32	0.16	0.08	0.24	(0.14)	(0.03)	(0.17)	$10.39	2.38%	0.59%	0.71%	1.57%	1.45%	130%	$1,489
2016	$9.87	0.14	0.36	0.50	(0.05)	—	(0.05)	$10.32	5.10%	0.59%	0.71%	1.43%	1.31%	106%	$94,808
2015(5)	$9.72	0.04	0.12	0.16	(0.01)	—	(0.01)	$9.87	1.64%	0.62%(4)	0.71%(4)	1.33%(4)	1.24%(4)	37%	$56,798
2015	$9.95	0.09	0.14(6)	0.23	(0.46)	—	(0.46)	$9.72	2.34%	0.70%	0.70%	0.98%	0.98%	114%	$53,780
2014(10)	$10.03	0.17	0.22	0.39	(0.43)	(0.04)	(0.47)	$9.95	4.12%	0.71%(4)	0.71%(4)	1.91%(4)	1.91%(4)	71%(11)	$26
G Class
2018(3)	$10.41	0.15	(0.17)	(0.02)	(0.20)	(0.03)	(0.23)	$10.16	(0.20)%	0.01%(4)	0.71%(4)	2.92%(4)	2.22%(4)	57%	$1,193,914
2017(12)	$10.29	0.06	0.06	0.12	—	—	—	$10.41	1.17%	0.01%(4)	0.71%(4)	2.27%(4)	1.57%(4)	130%(8)	$1,007,151

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)
July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period. For the years before October 31, 2015, the fund's fiscal year end was June 30.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	April 10, 2017 (commencement of sale) through October 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(9)	Per-share amount was less than $0.005.

(10)	July 26, 2013 (commencement of sale) through June 30, 2014.

(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2014.

(12)	July 28, 2017 (commencement of sale) through October 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92372 1806

Semiannual Report

April 30, 2018

International Bond Fund
Investor Class (BEGBX)
I Class (AIBHX)
Y Class (AIBYX)
A Class (AIBDX)
C Class (AIQCX)
R Class (AIBRX)
R5 Class (AIDIX)
R6 Class (AIDDX)
G Class (AIBGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2018
Portfolio at a Glance
Average Duration (effective)	7.7 years
Weighted Average Life	11.6 years

Bond Holdings by Country	% of net assets
United States	18.3%
Japan	17.4%
United Kingdom	8.7%
Italy	7.2%
Canada	7.0%
France	5.2%
Mexico	4.5%
Germany	3.3%
Chile	3.3%
Netherlands	3.1%
Other Countries	21.8%
Cash and Equivalents(1)	0.2%
(1) Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	63.6%
Corporate Bonds	26.5%
Collateralized Mortgage Obligations	3.4%
Asset-Backed Securities	3.2%
Commercial Mortgage-Backed Securities	1.9%
Collateralized Loan Obligations	1.2%
Temporary Cash Investments	2.8%
Other Assets and Liabilities	(2.6)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,029.90	$4.08	0.81%
I Class	$1,000	$1,030.60	$3.57	0.71%
Y Class	$1,000	$1,030.50	$3.07	0.61%
A Class	$1,000	$1,028.60	$5.33	1.06%
C Class	$1,000	$1,025.30	$9.09	1.81%
R Class	$1,000	$1,027.20	$6.58	1.31%
R5 Class	$1,000	$1,031.30	$3.07	0.61%
R6 Class	$1,000	$1,031.30	$2.82	0.56%
G Class	$1,000	$1,034.30	$0.10	0.02%
Hypothetical
Investor Class	$1,000	$1,020.78	$4.06	0.81%
I Class	$1,000	$1,021.27	$3.56	0.71%
Y Class	$1,000	$1,021.77	$3.06	0.61%
A Class	$1,000	$1,019.54	$5.31	1.06%
C Class	$1,000	$1,015.82	$9.05	1.81%
R Class	$1,000	$1,018.30	$6.56	1.31%
R5 Class	$1,000	$1,021.77	$3.06	0.61%
R6 Class	$1,000	$1,022.02	$2.81	0.56%
G Class	$1,000	$1,024.70	$0.10	0.02%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

		Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 63.6%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 1/26/27		$700,000	$697,550
Australia — 2.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	16,193,000	12,336,763
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	3,250,000	2,414,638
			14,751,401
Austria — 1.2%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,350,000	3,288,693
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,124,000	2,603,352
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,400,000	2,542,505
			8,434,550
Belgium — 0.1%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	512,000	963,485
Brazil — 0.1%
Brazilian Government International Bond, 5.625%, 1/7/41		$400,000	381,204
Canada — 6.7%
Canadian Government Bond, 1.00%, 9/1/22	CAD	26,000,000	19,338,354
Canadian Government Bond, 4.00%, 6/1/41	CAD	4,817,000	4,807,846
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	1,009,000	810,257
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	9,619,000	7,563,645
Province of Ontario Canada, MTN, 1.65%, 6/8/20	JPY	100,000,000	946,357
Province of Quebec Canada, 3.00%, 9/1/23	CAD	10,086,000	8,018,447
Province of Quebec Canada, 5.75%, 12/1/36	CAD	4,975,000	5,306,563
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	813,969
			47,605,438
Chile — 3.2%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	13,605,000,000	22,501,618
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37		$300,000	381,750
Czech Republic — 0.3%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	37,500,000	2,054,431
Denmark — 0.3%
Denmark Government Bond, 0.50%, 11/15/27	DKK	5,887,000	948,197
Denmark Government Bond, 4.50%, 11/15/39	DKK	4,500,000	1,215,791
			2,163,988
Dominican Republic — 0.4%
Dominican Republic International Bond, 6.875%, 1/29/26		$1,000,000	1,086,000
Dominican Republic International Bond, 5.95%, 1/25/27		$600,000	615,000
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	820,000
			2,521,000
6

		Principal Amount	Value
Egypt — 0.1%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$400,000	$423,174
Finland — 0.5%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	2,587,000	3,928,862
France — 3.7%
French Republic Government Bond OAT, 3.25%, 10/25/21	EUR	3,225,000	4,372,147
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	2,006,237	2,653,533
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	6,072,000	10,942,379
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,999,000	8,317,557
			26,285,616
Germany — 1.7%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	1,370,000	1,689,735
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	220,000	376,229
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	2,018,000	4,221,595
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	3,830,000	6,011,885
			12,299,444
Hungary — 1.3%
Hungary Government Bond, 6.75%, 10/22/28	HUF	1,699,000,000	9,047,613
Ireland — 0.7%
Ireland Government Bond, 3.40%, 3/18/24	EUR	3,359,000	4,793,017
Italy — 5.6%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	7,255,000	8,910,259
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	11,084,000	13,992,100
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,420,000	12,247,464
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(1)	EUR	3,400,000	4,597,681
			39,747,504
Japan — 17.4%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	1,161,350,000	11,116,197
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,060,350,000	25,367,767
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	3,029,300,000	35,984,659
Japan Government Thirty Year Bond, 0.80%, 3/20/48	JPY	305,000,000	2,832,416
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,521,950,000	48,786,885
			124,087,924
Jordan — 0.2%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,500,000	1,466,073
Malaysia — 0.4%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	12,150,000	3,054,414
Mexico — 4.4%
Mexican Bonos, 6.50%, 6/9/22	MXN	99,250,000	5,145,947
Mexican Bonos, 10.00%, 11/20/36	MXN	298,190,000	19,712,663
Mexico Government International Bond, 4.125%, 1/21/26		$200,000	199,450
Mexico Government International Bond, 4.15%, 3/28/27		$2,800,000	2,763,600
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	400,000,000	3,687,109
			31,508,769
Netherlands — 1.5%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,413,000	8,980,377
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	836,000	1,383,939
			10,364,316

7

		Principal Amount	Value
New Zealand — 0.2%
New Zealand Government Bond, 5.50%, 4/15/23	NZD	2,155,000	$1,737,089
Norway — 0.5%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	6,400,000	817,875
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	22,200,000	2,746,681
			3,564,556
Poland — 0.4%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	10,430,000	3,200,111
Russia — 0.4%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	70,300,000	1,110,778
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$900,000	1,456,915
			2,567,693
Singapore — 0.5%
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,225,000	3,322,966
South Africa — 1.6%
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	66,900,000	6,137,035
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	73,000,000	5,606,342
			11,743,377
Spain — 1.6%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,090,000	3,071,334
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,192,000	5,358,531
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,268,000	2,106,807
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	354,000	679,346
			11,216,018
Switzerland — 0.8%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	2,908,000	3,255,581
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,965,000	2,699,793
			5,955,374
Thailand — 0.7%
Thailand Government Bond, 3.85%, 12/12/25	THB	152,200,000	5,331,900
Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$1,200,000	1,114,944
Turkey — 0.2%
Turkey Government International Bond, 4.25%, 4/14/26		$1,000,000	905,416
Turkey Government International Bond, 6.00%, 3/25/27		$800,000	804,452
			1,709,868
United Kingdom — 4.4%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	3,924,000	5,473,104
United Kingdom Gilt, 4.50%, 12/7/42	GBP	7,267,000	15,305,135
United Kingdom Gilt, 4.25%, 12/7/49	GBP	1,672,000	3,662,588
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,958,000	6,953,258
			31,394,085
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $428,103,223)			452,321,122
CORPORATE BONDS — 26.5%
Belgium — 0.1%
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	800,000	1,003,545
Brazil — 0.2%
Globo Comunicacao e Participacoes SA, 4.84%, 6/8/25		$1,300,000	1,270,750

8

		Principal Amount	Value
Canada — 0.3%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		$1,250,000	$1,256,250
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		730,000	710,837
			1,967,087
Cayman Islands — 0.4%
Braskem Finance Ltd., 5.75%, 4/15/21(1)		800,000	831,920
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		2,370,000	2,317,695
			3,149,615
Chile — 0.1%
Colbun SA, 3.95%, 10/11/27(1)		800,000	759,500
Colombia — 0.2%
Bancolombia SA, VRN, 4.875%, 10/18/22(2)		1,700,000	1,638,375
France — 1.5%
AXA SA, MTN, VRN, 6.69%, 7/6/26(2)	GBP	1,200,000	1,940,079
AXA SA, MTN, VRN, 3.375%, 7/6/27(2)	EUR	600,000	762,078
CNP Assurances, VRN, 4.00%, 11/18/24(2)	EUR	1,200,000	1,581,005
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25(2)	EUR	2,000,000	2,611,608
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,596,816
Orange SA, MTN, VRN, 4.00%, 10/1/21(2)	EUR	960,000	1,274,704
			10,766,290
Germany — 1.6%
Allianz SE, VRN, 3.375%, 9/18/24(2)	EUR	1,000,000	1,294,001
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	2,000,000	2,691,991
Daimler AG, MTN, 0.85%, 2/28/25	EUR	900,000	1,084,641
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,165,000	4,641,589
RWE AG, VRN, 7.00%, 3/20/19(2)	GBP	1,000,000	1,432,036
			11,144,258
Ireland — 1.0%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		$1,530,000	1,551,038
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	3,960,000	5,226,026
Novolipetsk Steel via Steel Funding DAC, 4.00%, 9/21/24(1)		$700,000	653,289
			7,430,353
Italy — 1.6%
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	2,000,000	2,703,523
Eni SpA, MTN, 1.75%, 1/18/24	EUR	1,100,000	1,401,663
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	2,000,000	2,994,806
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(2)	EUR	1,500,000	1,939,009
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20(2)	EUR	1,000,000	1,336,170
UniCredit SpA, VRN, 5.86%, 6/19/27(1)(2)		$1,000,000	1,003,183
			11,378,354
Kazakhstan — 0.2%
KazTransGas JSC, 4.375%, 9/26/27(1)		1,200,000	1,145,100
Luxembourg — 1.5%
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	5,605,000	7,494,183
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,830,000	2,630,775

9

		Principal Amount	Value
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37		$600,000	$692,703
			10,817,661
Mexico — 0.1%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)		500,000	476,250
Netherlands — 1.6%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	1,000,000	1,243,220
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	800,000	966,069
Constellium NV, 6.625%, 3/1/25(1)		$400,000	406,500
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,150,000	1,540,809
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	820,000	995,266
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		$750,000	755,625
Petrobras Global Finance BV, 5.30%, 1/27/25(1)		1,700,000	1,672,800
Sensata Technologies BV, 5.00%, 10/1/25(1)		680,000	681,700
Telefonica Europe BV, VRN, 5.875%, 3/31/24(2)	EUR	1,800,000	2,495,219
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		$800,000	638,130
			11,395,338
Norway — 0.3%
Statoil ASA, MTN, 0.875%, 2/17/23	EUR	1,700,000	2,094,571
Panama — 0.1%
Banco General SA, 4.125%, 8/7/27(1)		$500,000	476,750
Spain — 0.8%
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	2,200,000	2,768,557
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(2)	EUR	800,000	1,008,228
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	1,500,000	1,833,982
			5,610,767
Switzerland — 0.3%
Credit Suisse Group AG, VRN, 2.125%, 9/12/24(2)	GBP	1,500,000	2,016,888
Turkey — 0.3%
QNB Finansbank AS, 4.875%, 5/19/22(1)		$1,400,000	1,343,520
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)		1,000,000	1,005,478
			2,348,998
United Kingdom — 4.3%
Barclays plc, MTN, VRN, 2.00%, 2/7/23(2)	EUR	1,600,000	1,904,203
Barclays plc, MTN, VRN, 1.375%, 1/24/25(2)	EUR	1,200,000	1,411,779
Centrica plc, VRN, 5.25%, 4/10/25(2)	GBP	1,500,000	2,198,018
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,924,860
HSBC Holdings plc, 0.84%, 9/26/23	JPY	400,000,000	3,757,530
HSBC Holdings plc, 2.625%, 8/16/28	GBP	1,000,000	1,359,766
InterContinental Hotels Group plc, MTN, 3.75%, 8/14/25	GBP	1,100,000	1,622,607
International Game Technology plc, 6.25%, 2/15/22(1)		$1,200,000	1,265,250
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,694,588
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	1,940,000	2,965,810
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)		$700,000	731,220
SSE plc, VRN, 2.375%, 4/1/21(2)	EUR	1,400,000	1,751,109

10

		Principal Amount	Value
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,940,000	$2,497,840
Tesco plc, MTN, 5.00%, 3/24/23	GBP	1,000,000	1,537,719
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		$960,000	918,000
			30,540,299
United States — 10.0%
AES Corp., 4.875%, 5/15/23		940,000	950,575
Ally Financial, Inc., 4.625%, 3/30/25		2,000,000	1,990,000
AMC Networks, Inc., 4.75%, 8/1/25		1,340,000	1,269,784
Antero Resources Corp., 5.125%, 12/1/22		1,100,000	1,111,000
Aramark Services, Inc., 5.00%, 4/1/25(1)		1,030,000	1,039,013
Ashland LLC, 4.75%, 8/15/22		900,000	910,125
AT&T, Inc., 3.375%, 3/15/34	EUR	1,000,000	1,307,277
Ball Corp., 4.00%, 11/15/23		$940,000	924,725
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	700,000	961,262
Calpine Corp., 5.875%, 1/15/24(1)		$940,000	949,400
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		1,240,000	1,263,653
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		1,050,000	986,444
CIT Group, Inc., 5.00%, 8/15/22		1,360,000	1,394,000
CommScope Technologies LLC, 5.00%, 3/15/27(1)		1,640,000	1,574,400
Continental Resources, Inc., 3.80%, 6/1/24		1,500,000	1,468,125
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,360,000	1,341,300
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26(1)		410,000	396,675
CSC Holdings LLC, 5.50%, 4/15/27(1)		1,040,000	1,000,792
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24		140,000	140,700
DaVita, Inc., 5.75%, 8/15/22		300,000	307,500
DaVita, Inc., 5.125%, 7/15/24		2,010,000	1,950,956
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)		500,000	532,975
Diamondback Energy, Inc., 5.375%, 5/31/25		1,070,000	1,087,388
Discovery Communications LLC, 2.50%, 9/20/24	GBP	1,800,000	2,448,193
First Data Corp., 5.00%, 1/15/24(1)		$1,600,000	1,618,000
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,360,000	1,360,449
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,303,265
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	800,000	1,225,987
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		$1,300,000	1,296,750
Hanesbrands, Inc., 4.625%, 5/15/24(1)		500,000	483,750
HCA, Inc., 3.75%, 3/15/19		1,410,000	1,417,050
HCA, Inc., 5.00%, 3/15/24		1,000,000	1,013,750
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		1,150,000	1,106,875
International Business Machines Corp., 1.75%, 3/7/28	EUR	1,000,000	1,265,895
IQVIA, Inc., 5.00%, 10/15/26(1)		$1,000,000	990,000
Lamar Media Corp., 5.375%, 1/15/24		1,300,000	1,335,750
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		1,340,000	1,334,975
Lennar Corp., 4.75%, 4/1/21		1,910,000	1,942,928
Lennar Corp., 4.50%, 4/30/24		400,000	391,000
Netflix, Inc., 4.875%, 4/15/28(1)		2,000,000	1,892,500

11

		Principal Amount	Value
Newfield Exploration Co., 5.75%, 1/30/22		$1,360,000	$1,434,800
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		1,410,000	1,320,112
Post Holdings, Inc., 5.00%, 8/15/26(1)		1,080,000	1,015,200
Range Resources Corp., 4.875%, 5/15/25		950,000	884,094
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		1,010,000	1,015,686
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		1,350,000	1,346,625
Spectrum Brands, Inc., 5.75%, 7/15/25		630,000	632,552
Sprint Communications, Inc., 9.00%, 11/15/18(1)		349,000	359,252
Sprint Communications, Inc., 6.00%, 11/15/22		750,000	767,813
Steel Dynamics, Inc., 5.00%, 12/15/26		1,180,000	1,171,150
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(1)		1,190,000	1,151,325
T-Mobile USA, Inc., 4.75%, 2/1/28		1,060,000	1,021,363
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)		910,000	844,025
Tenet Healthcare Corp., 4.375%, 10/1/21		400,000	396,000
Tenet Healthcare Corp., 5.125%, 5/1/25(1)		900,000	880,875
Tenneco, Inc., 5.00%, 7/15/26		1,080,000	1,012,500
United Rentals North America, Inc., 4.625%, 7/15/23		1,360,000	1,375,300
United Rentals North America, Inc., 5.75%, 11/15/24		480,000	498,600
Universal Health Services, Inc., 4.75%, 8/1/22(1)		940,000	951,750
Walmart, Inc., 0.18%, 7/15/22	JPY	450,000,000	4,133,467
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)		$1,000,000	995,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		762,000	770,573
			71,263,248
TOTAL CORPORATE BONDS (Cost $187,074,032)			188,693,997
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 3.4%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 5/1/18(1)(4)		3,420,903	3,404,333
CSMC Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 5/1/18(1)(4)		3,137,541	3,118,734
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 5/1/18(1)(4)		3,511,926	3,492,719
			10,015,786
U.S. Government Agency Collateralized Mortgage Obligations — 2.0%
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.10%, 5/25/18, resets monthly off the 1-month LIBOR plus 1.20%		3,785,882	3,829,662
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.70%, 5/25/18, resets monthly off the 1-month LIBOR plus 0.80%		3,755,400	3,764,464
FNMA, Series 2017-C06, Class 1M1, VRN, 2.65%, 5/25/18, resets monthly off the 1-month LIBOR plus 0.75%		2,869,817	2,875,182
FNMA, Series 2017-C06, Class 2M1, VRN, 2.65%, 5/25/18, resets monthly off the 1-month LIBOR plus 0.75%		3,757,223	3,761,722
			14,231,030
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,526,847)			24,246,816
ASSET-BACKED SECURITIES(3) — 3.2%
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 5/15/18(1)(4)		1,800,000	1,799,814

12

	Principal Amount	Value
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.60%, 5/17/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	$3,955,981	$3,951,676
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 2.98%, 5/17/18, resets monthly off the 1-month LIBOR plus 1.08%(1)(5)	2,550,000	2,560,095
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.18%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.28%(1)(5)	2,775,000	2,811,981
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	2,679,714	2,612,300
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	2,818,354	2,733,421
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 5/1/18(1)(4)	3,970,617	3,911,250
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	2,743,845	2,663,547
TOTAL ASSET-BACKED SECURITIES (Cost $23,323,100)		23,044,084
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	2,750,000	2,697,545
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	2,025,000	1,975,584
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	2,000,000	1,989,909
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.06%, 8/15/49	2,600,000	2,451,701
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	2,000,000	1,929,342
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	2,300,000	2,215,803
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,783,379)		13,259,884
COLLATERALIZED LOAN OBLIGATIONS(3) — 1.2%
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.99%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)(5)	1,800,000	1,800,000
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.59%, 7/16/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)(5)	1,750,000	1,750,000
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.07%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)(5)	2,300,000	2,300,000
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.75%(1)	1,750,000	1,750,000
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.15%(1)	1,000,000	1,000,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,600,000)		8,600,000
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $2,067,728), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $2,024,231)		2,024,149

13

	Principal Amount	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,724,678), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $1,687,035)		$1,687,000
U.S. Treasury Bills, 1.30%, 5/3/18(6)(7)	$8,000,000	7,999,306
U.S. Treasury Bills, 1.86%, 8/2/18(7)	8,000,000	7,962,119
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,673,777)		19,672,574
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $705,084,358)		729,838,477
OTHER ASSETS AND LIABILITIES — (2.6)%		(18,164,638)
TOTAL NET ASSETS — 100.0%		$711,673,839

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,505,955	USD	7,433,277	UBS AG	6/13/18	$(276,003)
USD	272,760	AUD	355,683	UBS AG	6/13/18	4,957
USD	5,013,031	AUD	6,457,762	UBS AG	6/13/18	150,819
BRL	8,210,857	USD	2,499,956	Goldman Sachs & Co.	6/13/18	(165,335)
BRL	9,632,737	USD	2,905,715	Goldman Sachs & Co.	6/13/18	(166,805)
USD	3,689,967	BRL	12,057,705	Goldman Sachs & Co.	6/13/18	261,557
USD	1,092,346	BRL	3,584,425	Goldman Sachs & Co.	6/13/18	73,174
USD	672,737	BRL	2,201,464	Goldman Sachs & Co.	6/13/18	46,787
CAD	5,127,039	USD	4,074,595	JPMorgan Chase Bank N.A.	6/13/18	(77,621)
USD	10,237,835	CAD	13,239,937	JPMorgan Chase Bank N.A.	6/13/18	(83,851)
USD	1,000,395	CAD	1,293,118	JPMorgan Chase Bank N.A.	6/13/18	(7,704)
USD	224,209	CAD	288,490	JPMorgan Chase Bank N.A.	6/13/18	(694)
USD	2,453,802	CHF	2,295,286	UBS AG	6/13/18	129,555
CLP	371,426,131	USD	613,623	Goldman Sachs & Co.	6/13/18	(8,135)
USD	22,203,352	CLP	13,401,720,983	Goldman Sachs & Co.	6/13/18	356,237
USD	657,305	CLP	397,393,303	Goldman Sachs & Co.	6/13/18	9,485
USD	472,875	CLP	285,214,797	Goldman Sachs & Co.	6/13/18	7,926
USD	876,894	CZK	17,881,460	Morgan Stanley	6/13/18	31,385
DKK	9,857,905	USD	1,651,874	JPMorgan Chase Bank N.A.	6/13/18	(49,028)
EUR	114,450,004	USD	141,745,872	JPMorgan Chase Bank N.A.	5/9/18	(3,478,211)
EUR	1,749,013	USD	2,156,276	JPMorgan Chase Bank N.A.	5/9/18	(43,284)
EUR	584,417	USD	721,077	JPMorgan Chase Bank N.A.	5/9/18	(15,039)
EUR	1,429,021	USD	1,758,313	JPMorgan Chase Bank N.A.	5/9/18	(31,905)
EUR	876,180	USD	1,073,830	JPMorgan Chase Bank N.A.	5/9/18	(15,313)
EUR	846,103	USD	1,040,332	JPMorgan Chase Bank N.A.	5/9/18	(18,150)
USD	799,202	EUR	645,635	JPMorgan Chase Bank N.A.	5/9/18	19,207
USD	131,506	EUR	106,370	JPMorgan Chase Bank N.A.	5/9/18	3,000
USD	848,789	EUR	690,116	JPMorgan Chase Bank N.A.	5/9/18	15,056
USD	1,374,320	EUR	1,108,788	JPMorgan Chase Bank N.A.	5/9/18	34,788
USD	695,790	EUR	561,375	JPMorgan Chase Bank N.A.	5/9/18	17,589
USD	583,800	EUR	476,609	JPMorgan Chase Bank N.A.	5/9/18	8,006
USD	681,635	EUR	559,649	JPMorgan Chase Bank N.A.	5/9/18	5,520

14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	531,861	EUR	440,005	JPMorgan Chase Bank N.A.	5/9/18	$289
GBP	1,817,597	USD	2,534,057	Credit Suisse AG	6/13/18	(26,877)
GBP	370,785	USD	520,406	Credit Suisse AG	6/13/18	(8,948)
USD	929,133	GBP	660,569	Credit Suisse AG	6/13/18	17,949
USD	254,077	GBP	180,587	Credit Suisse AG	6/13/18	4,976
USD	173,263	GBP	123,075	Morgan Stanley	6/13/18	3,494
HKD	2,269,856	USD	290,525	Credit Suisse AG	6/13/18	(1,026)
USD	94,945	HKD	743,539	Credit Suisse AG	6/13/18	113
USD	15,840,751	HUF	3,970,959,348	JPMorgan Chase Bank N.A.	6/13/18	517,030
USD	885,500	HUF	221,667,161	JPMorgan Chase Bank N.A.	6/13/18	30,098
USD	257,868	HUF	65,127,170	JPMorgan Chase Bank N.A.	6/13/18	6,546
IDR	97,605,169,992	USD	7,033,086	Goldman Sachs & Co.	6/20/18	(59,012)
IDR	3,002,504,264	USD	217,085	Goldman Sachs & Co.	6/20/18	(2,550)
USD	1,914,499	ILS	6,594,682	Goldman Sachs & Co.	6/13/18	77,620
USD	199,528	ILS	699,803	Goldman Sachs & Co.	6/13/18	4,605
INR	237,264,114	USD	3,629,557	Goldman Sachs & Co.	6/13/18	(78,304)
USD	3,560,920	INR	237,264,114	Goldman Sachs & Co.	6/13/18	9,667
JPY	9,553,084,153	USD	90,235,378	Credit Suisse AG	5/9/18	(2,810,165)
JPY	43,488,044	USD	411,058	Credit Suisse AG	5/9/18	(13,076)
JPY	126,021,117	USD	1,185,275	Credit Suisse AG	5/9/18	(31,990)
JPY	68,487,925	USD	638,640	Credit Suisse AG	5/9/18	(11,871)
JPY	51,587,789	USD	482,329	Credit Suisse AG	5/9/18	(10,222)
JPY	142,434,213	USD	1,324,998	Credit Suisse AG	5/9/18	(21,509)
JPY	119,104,533	USD	1,089,027	Credit Suisse AG	5/9/18	960
USD	2,955,564	JPY	313,640,565	Credit Suisse AG	5/9/18	85,277
USD	1,015,387	JPY	107,862,494	Credit Suisse AG	5/9/18	28,281
USD	1,601,578	JPY	170,321,384	Credit Suisse AG	5/9/18	42,879
USD	4,142,441	JPY	443,953,736	Credit Suisse AG	5/9/18	79,591
USD	2,914,136	JPY	312,848,777	Credit Suisse AG	5/9/18	51,095
USD	709,110	JPY	76,683,186	Credit Suisse AG	5/9/18	7,343
KRW	8,965,135,940	USD	8,383,725	Goldman Sachs & Co.	6/13/18	(5,552)
KRW	199,924,521	USD	189,826	Goldman Sachs & Co.	6/13/18	(2,991)
KRW	4,005,439,988	USD	3,755,863	Goldman Sachs & Co.	6/13/18	(12,666)
KRW	3,852,026,236	USD	3,611,500	Goldman Sachs & Co.	6/13/18	(11,673)
USD	561,442	KRW	602,932,112	Goldman Sachs & Co.	6/13/18	(2,015)
MXN	10,064,296	USD	543,766	JPMorgan Chase Bank N.A.	6/13/18	(9,076)
USD	21,421,777	MXN	408,984,568	JPMorgan Chase Bank N.A.	6/13/18	(306,529)
USD	459,525	MXN	8,703,536	JPMorgan Chase Bank N.A.	6/13/18	(2,872)
USD	350,244	MXN	6,495,182	JPMorgan Chase Bank N.A.	6/13/18	5,172
MYR	30,757,626	USD	7,881,519	Goldman Sachs & Co.	6/13/18	(97,971)
MYR	391,953	USD	101,400	Goldman Sachs & Co.	6/13/18	(2,212)
USD	3,559,811	MYR	13,993,618	Goldman Sachs & Co.	6/13/18	18,576
USD	3,615,005	MYR	14,272,763	Goldman Sachs & Co.	6/13/18	3,129
NOK	40,956,026	USD	5,265,347	JPMorgan Chase Bank N.A.	6/13/18	(152,794)
NZD	7,586,697	USD	5,590,789	UBS AG	6/13/18	(253,449)
USD	7,826,769	NZD	10,736,750	UBS AG	6/13/18	273,325

15

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	313,994	NZD	434,215	UBS AG	6/13/18	$8,518
PEN	11,819,602	USD	3,671,824	Goldman Sachs & Co.	6/13/18	(42,780)
USD	7,615,607	PLN	25,836,707	Goldman Sachs & Co.	6/13/18	250,561
RUB	244,956,282	USD	4,274,979	Goldman Sachs & Co.	6/13/18	(404,140)
RUB	6,467,999	USD	111,503	Goldman Sachs & Co.	6/13/18	(9,294)
USD	3,428,599	RUB	207,430,226	Goldman Sachs & Co.	6/13/18	150,753
SEK	50,031,006	USD	6,118,454	JPMorgan Chase Bank N.A.	6/13/18	(387,255)
USD	352,937	SEK	2,934,438	JPMorgan Chase Bank N.A.	6/13/18	16,789
SGD	157,270	USD	120,222	JPMorgan Chase Bank N.A.	6/13/18	(1,516)
USD	1,022,041	SGD	1,342,379	JPMorgan Chase Bank N.A.	6/13/18	8,823
USD	3,917,499	THB	122,314,122	Goldman Sachs & Co.	6/13/18	40,962
USD	105,987	THB	3,295,461	Goldman Sachs & Co.	6/13/18	1,543
TRY	270,563	USD	69,312	Morgan Stanley	6/13/18	(3,558)
USD	12,236,319	ZAR	147,123,387	UBS AG	6/13/18	497,699
USD	323,084	ZAR	3,864,372	UBS AG	6/13/18	14,755
						$(5,787,505)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	43	June 2018	EUR	4,300,000	$8,242,858	$87,725
Euro-OAT 10-Year Bonds	9	June 2018	EUR	900,000	1,671,668	21,938
Japanese 10-Year Government Bonds	13	June 2018	JPY	1,300,000,000	17,913,648	(9,632)
Japanese 10-Year Mini Government Bonds	126	June 2018	JPY	1,260,000,000	17,369,375	(7,226)
Korean Treasury 10-Year Bonds	114	June 2018	KRW	11,400,000,000	12,776,368	(2,348)
					$57,973,917	$90,457

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	317	June 2018	EUR	31,700,000	$50,147,991	$(222,584)
U.K. Gilt 10-Year Bonds	129	June 2018	GBP	12,900,000	21,712,669	(286,131)
U.S. Treasury 5-Year Notes	75	June 2018	USD	7,500,000	8,513,086	49,636
U.S. Treasury 10-Year Ultra Notes	223	June 2018	USD	22,300,000	28,519,610	69,373
U.S. Treasury Long Bonds	40	June 2018	USD	4,000,000	5,753,750	(12,590)
					$114,647,106	$(402,296)

16

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$19,580,000	$1,233,929	$299,444	$1,533,373

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$2,200,000	$524	$24,286	$24,810
CPURNSA	Receive	2.28%	11/16/26	$2,200,000	524	17,217	17,741
CPURNSA	Receive	2.27%	11/21/26	$2,200,000	523	18,040	18,563
CPURNSA	Receive	2.17%	5/10/27	$7,500,000	407	130,929	131,336
					$1,978	$190,472	$192,450

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(8)	CPURNSA	Receive	2.22%	4/13/27	$1,800,000	$19,408
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$2,000,000	21,576
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$2,000,000	15,321
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$2,000,000	18,577
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,200,000	24,382
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,200,000	16,637
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/21/26	$2,200,000	16,650
						$132,551
*    Amount represents value and unrealized appreciation (depreciation).

17

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar	KRW	-	South Korean Won
BRL	-	Brazilian Real	LIBOR	-	London Interbank Offered Rate
CAD	-	Canadian Dollar	MTN	-	Medium Term Note
CDX	-	Credit Derivatives Indexes	MXN	-	Mexican Peso
CHF	-	Swiss Franc	MYR	-	Malaysian Ringgit
CLP	-	Chilean Peso	NOK	-	Norwegian Krone
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index	NZD	-	New Zealand Dollar
CZK	-	Czech Koruna	PEN	-	Peruvian Sol
DKK	-	Danish Krone	PLN	-	Polish Zloty
EUR	-	Euro	resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
FHLMC	-	Federal Home Loan Mortgage Corporation	RUB	-	Russian Ruble
FNMA	-	Federal National Mortgage Association	SEK	-	Swedish Krona
GBP	-	British Pound	SEQ	-	Sequential Payer
HKD	-	Hong Kong Dollar	SGD	-	Singapore Dollar
HUF	-	Hungarian Forint	THB	-	Thai Baht
IDR	-	Indonesian Rupiah	TRY	-	Turkish Lira
ILS	-	Israeli Shekel	USD	-	United States Dollar
INR	-	Indian Rupee	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
JPY	-	Japanese Yen	ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $149,760,339, which represented 21.0% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,715,511.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Collateral has been received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $16,370.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $705,084,358)	$729,838,477
Foreign currency holdings, at value (cost of $39,897)	36,249
Foreign deposits with broker for futures contracts, at value (cost of $445,908)	469,710
Receivable for investments sold	116,510
Receivable for capital shares sold	158,919
Receivable for variation margin on swap agreements	9,061
Unrealized appreciation on forward foreign currency exchange contracts	3,433,466
Swap agreements, at value	132,551
Interest receivable	6,532,089
740,727,032

Liabilities
Disbursements in excess of demand deposit cash	20,660
Payable for investments purchased	19,138,246
Payable for capital shares redeemed	153,968
Payable for variation margin on futures contracts	189,133
Payable for variation margin on swap agreements	4,545
Unrealized depreciation on forward foreign currency exchange contracts	9,220,971
Accrued management fees	322,618
Distribution and service fees payable	3,052
29,053,193

Net Assets	$711,673,839

Net Assets Consist of:
Capital paid in	$675,235,985
Undistributed net investment income	4,466,271
Undistributed net realized gain	12,715,387
Net unrealized appreciation	19,256,196
$711,673,839

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$446,402,568	33,559,520	$13.30
I Class	$24,325,768	1,823,573	$13.34
Y Class	$384,336	28,766	$13.36
A Class	$11,830,654	899,335	$13.15*
C Class	$633,659	49,547	$12.79
R Class	$82,206	6,291	$13.07
R5 Class	$6,065,348	454,128	$13.36
R6 Class	$3,992,511	298,748	$13.36
G Class	$217,956,789	16,244,420	$13.42
*Maximum offering price $13.77 (net asset value divided by 0.955).

See Notes to Financial Statements.

19

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $19,541)	$8,987,956

Expenses:
Management fees	2,598,369
Distribution and service fees:
A Class	13,559
C Class	3,720
R Class	360
Trustees' fees and expenses	22,029
Other expenses	40,174
2,678,211
Fees waived - G Class	(686,701)
1,991,510

Net investment income (loss)	6,996,446

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,225,779
Forward foreign currency exchange contract transactions	8,819,673
Futures contract transactions	(1,203,247)
Swap agreement transactions	(1,057,826)
Foreign currency translation transactions	489,201
14,273,580

Change in net unrealized appreciation (depreciation) on:
Investments	6,305,310
Forward foreign currency exchange contracts	(4,980,167)
Futures contracts	170,671
Swap agreements	1,717,753
Translation of assets and liabilities in foreign currencies	(42,474)
3,171,093

Net realized and unrealized gain (loss)	17,444,673

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,441,119

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$6,996,446	$8,381,058
Net realized gain (loss)	14,273,580	(14,232,083)
Change in net unrealized appreciation (depreciation)	3,171,093	22,755,206
Net increase (decrease) in net assets resulting from operations	24,441,119	16,904,181

Distributions to Shareholders
From net realized gains:
Investor Class	(1,552,619)	—
I Class	(73,143)	—
Y Class	(19)	—
A Class	(37,161)	—
C Class	(2,955)	—
R Class	(562)	—
R5 Class	(21,375)	—
R6 Class	(13,173)	—
G Class	(795,266)	—
Decrease in net assets from distributions	(2,496,273)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(260,165,569)	57,417,033

Net increase (decrease) in net assets	(238,220,723)	74,321,214

Net Assets
Beginning of period	949,894,562	875,573,348
End of period	$711,673,839	$949,894,562

Undistributed net investment income/accumulated net investment loss	$4,466,271	$(2,530,175)

See Notes to Financial Statements.

21

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. International Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017 and sale of the G Class commenced on July 28, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

22

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

23

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 50% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended April 30, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.4925% to 0.6100%	0.2500% to 0.3100%	0.79%
I Class		0.1500% to 0.2100%	0.69%
Y Class		0.0500% to 0.1100%	0.59%
A Class		0.2500% to 0.3100%	0.79%
C Class		0.2500% to 0.3100%	0.79%
R Class		0.2500% to 0.3100%	0.79%
R5 Class		0.0500% to 0.1100%	0.59%
R6 Class		0.0000% to 0.0600%	0.54%
G Class		0.0000% to 0.0600%	0.00%(1)

(1)	Effective annual management fee before waiver was 0.54%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

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Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2018 totaled $182,133,936, none of which were U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 totaled $396,259,776, of which $1,270,922 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,990,039	$26,593,089	10,099,436	$127,117,045
Issued in reinvestment of distributions	117,358	1,533,870	—	—
Redeemed	(3,465,211)	(45,809,695)	(9,083,786)	(115,424,782)
	(1,357,814)	(17,682,736)	1,015,650	11,692,263
I Class
Sold	434,171	5,857,720	1,887,749	24,258,234
Issued in reinvestment of distributions	5,465	71,595	—	—
Redeemed	(215,940)	(2,889,092)	(287,872)	(3,721,861)
	223,696	3,040,223	1,599,877	20,536,373
Y Class
Sold	28,538	387,429	406	5,000
Issued in reinvestment of distributions	1	19	—	—
Redeemed	(179)	(2,401)	—	—
	28,360	385,047	406	5,000
A Class
Sold	171,981	2,296,950	1,251,508	15,802,156
Issued in reinvestment of distributions	2,844	36,795	—	—
Redeemed	(135,074)	(1,768,728)	(1,818,672)	(23,026,030)
	39,751	565,017	(567,164)	(7,223,874)
C Class
Sold	1,329	17,267	16,047	197,701
Issued in reinvestment of distributions	184	2,316	—	—
Redeemed	(16,786)	(217,991)	(33,850)	(415,463)
	(15,273)	(198,408)	(17,803)	(217,762)
R Class
Sold	2,208	29,227	1,802	22,251
Issued in reinvestment of distributions	39	507	—	—
Redeemed	(7,771)	(101,363)	(523)	(6,296)
	(5,524)	(71,629)	1,279	15,955
R5 Class
Sold	6,696	89,394	5,348,925	65,207,407
Issued in reinvestment of distributions	1,629	21,362	—	—
Redeemed	(16,155)	(218,270)	(33,952,869)	(443,824,947)
	(7,830)	(107,514)	(28,603,944)	(378,617,540)
R6 Class
Sold	24,570	331,861	1,702,694	20,846,709
Issued in reinvestment of distributions	1,004	13,173	—	—
Redeemed	(19,051)	(255,001)	(5,196,446)	(67,726,783)
	6,523	90,033	(3,493,752)	(46,880,074)
G Class
Sold	555,228	7,285,550	35,641,483	467,666,876
Issued in reinvestment of distributions	60,477	795,266	—	—
Redeemed	(19,292,025)	(254,266,418)	(720,743)	(9,560,184)
	(18,676,320)	(246,185,602)	34,920,740	458,106,692
Net increase (decrease)	(19,764,431)	$(260,165,569)	4,855,289	$57,417,033

(1)	April 10, 2017 (commencement of sale) through October 31, 2017 for the I Class and Y Class and July 28, 2017 (commencement of sale) through October 31, 2017 for the G Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$452,321,122	—
Corporate Bonds	—	188,693,997	—
Collateralized Mortgage Obligations	—	24,246,816	—
Asset-Backed Securities	—	23,044,084	—
Commercial Mortgage-Backed Securities	—	13,259,884	—
Collateralized Loan Obligations	—	8,600,000	—
Temporary Cash Investments	—	19,672,574	—
	—	$729,838,477	—
Other Financial Instruments
Futures Contracts	$119,009	$109,663	—
Swap Agreements	—	1,858,374	—
Forward Foreign Currency Exchange Contracts	—	3,433,466	—
	$119,009	$5,401,503	—

Liabilities
Other Financial Instruments
Futures Contracts	$12,590	$527,921	—
Forward Foreign Currency Exchange Contracts	—	9,220,971	—
	$12,590	$9,748,892	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation

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(depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $23,996,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $679,688,722.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $46,547,116 futures contracts purchased and $71,554,991 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $257,571,526.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in

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amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $29,166,667.

Value of Derivative Instruments as of April 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$4,545
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$3,433,466	Unrealized depreciation on forward foreign currency exchange contracts	9,220,971
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	189,133
Other Contracts	Receivable for variation margin on swap agreements*	9,061	Payable for variation margin on swap agreements*	—
Other Contracts	Swap agreements	132,551	Swap agreements	—
		$3,575,078		$9,414,649

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$582,419	Change in net unrealized appreciation (depreciation) on swap agreements	$(197,400)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	8,819,673	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(4,980,167)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,203,247)	Change in net unrealized appreciation (depreciation) on futures contracts	170,671
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(1,525,958)	Change in net unrealized appreciation (depreciation) on swap agreements	1,087,918
Other Contracts	Net realized gain (loss) on swap agreement transactions	(114,287)	Change in net unrealized appreciation (depreciation) on swap agreements	827,235
		$6,558,600		$(3,091,743)

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Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$19,408	—	$(16,370)	$3,038
Barclays Bank plc	55,474	—	—	55,474
Credit Suisse AG	318,464	$(318,464)	—	—
Goldman Sachs & Co.	1,370,251	(1,071,435)	—	298,816
JPMorgan Chase Bank N.A.	687,913	(687,913)	—	—
Morgan Stanley	34,879	(3,558)	—	31,321
UBS AG	1,079,628	(529,452)	—	550,176
	$3,566,017	$(2,610,822)	$(16,370)	$938,825

Liabilities
Credit Suisse AG	$2,935,684	$(318,464)	—	$2,617,220
Goldman Sachs & Co.	1,071,435	(1,071,435)	—	—
JPMorgan Chase Bank N.A.	4,680,842	(687,913)	—	3,992,929
Morgan Stanley	3,558	(3,558)	—	—
UBS AG	529,452	(529,452)	—	—
	$9,220,971	$(2,610,822)	—	$6,610,149

*The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$705,618,368
Gross tax appreciation of investments	$33,108,832
Gross tax depreciation of investments	(8,888,723)
Net tax appreciation (depreciation) of investments	$24,220,109

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$12.96	0.11	0.28	0.39	—	(0.05)	—	(0.05)	$13.30	2.99%	0.81%(4)	1.61%(4)	25%	$446,403
2017	$12.82	0.09	0.05	0.14	—	—	—	—	$12.96	1.09%	0.80%	0.74%	87%	$452,514
2016	$12.39	0.11	0.58	0.69	—	(0.25)	(0.01)	(0.26)	$12.82	5.57%	0.80%	0.85%	40%	$434,618
2015(5)	$12.35	0.04	—(6)	0.04	—	—	—	—	$12.39	0.40%	0.81%(4)	0.95%(4)	7%	$469,820
2015	$14.50	0.14	(1.98)	(1.84)	(0.21)	(0.10)	—	(0.31)	$12.35	(12.85)%	0.80%	1.05%	67%	$494,676
2014	$13.50	0.17	0.86	1.03	(0.03)	—	—	(0.03)	$14.50	7.66%	0.80%	1.24%	35%	$600,026
2013	$14.39	0.19	(0.82)	(0.63)	(0.26)	—	—	(0.26)	$13.50	(4.55)%	0.80%	1.35%	21%	$655,032
I Class
2018(3)	$12.99	0.12	0.28	0.40	—	(0.05)	—	(0.05)	$13.34	3.06%	0.71%(4)	1.71%(4)	25%	$24,326
2017(7)	$12.31	0.06	0.62	0.68	—	—	—	—	$12.99	5.52%	0.70%(4)	0.88%(4)	87%(8)	$20,782
Y Class
2018(3)	$13.01	0.14	0.26	0.40	—	(0.05)	—	(0.05)	$13.36	3.05%	0.61%(4)	1.81%(4)	25%	$384
2017(7)	$12.31	0.07	0.63	0.70	—	—	—	—	$13.01	5.69%	0.60%(4)	0.96%(4)	87%(8)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$12.83	0.09	0.28	0.37	—	(0.05)	—	(0.05)	$13.15	2.86%	1.06%(4)	1.36%(4)	25%	$11,831
2017	$12.73	0.06	0.04	0.10	—	—	—	—	$12.83	0.79%	1.05%	0.49%	87%	$11,031
2016	$12.33	0.08	0.57	0.65	—	(0.25)	—	(0.25)	$12.73	5.38%	1.05%	0.60%	40%	$18,161
2015(5)	$12.30	0.03	—(6)	0.03	—	—	—	—	$12.33	0.24%	1.06%(4)	0.70%(4)	7%	$18,899
2015	$14.44	0.10	(1.96)	(1.86)	(0.18)	(0.10)	—	(0.28)	$12.30	(13.06)%	1.05%	0.80%	67%	$19,392
2014	$13.44	0.14	0.86	1.00	—	—	—	—	$14.44	7.44%	1.05%	0.99%	35%	$96,081
2013	$14.33	0.16	(0.83)	(0.67)	(0.22)	—	—	(0.22)	$13.44	(4.81)%	1.05%	1.10%	21%	$89,103
C Class
2018(3)	$12.52	0.04	0.28	0.32	—	(0.05)	—	(0.05)	$12.79	2.53%	1.81%(4)	0.61%(4)	25%	$634
2017	$12.51	(0.03)	0.04	0.01	—	—	—	—	$12.52	0.08%	1.80%	(0.26)%	87%	$812
2016	$12.22	(0.02)	0.56	0.54	—	(0.25)	—	(0.25)	$12.51	4.52%	1.80%	(0.15)%	40%	$1,034
2015(5)	$12.22	—(6)	—(6)	—(6)	—	—	—	—	$12.22	0.00%	1.81%(4)	(0.05)%(4)	7%	$1,211
2015	$14.34	0.01	(1.96)	(1.95)	(0.07)	(0.10)	—	(0.17)	$12.22	(13.67)%	1.80%	0.05%	67%	$1,580
2014	$13.45	0.03	0.86	0.89	—	—	—	—	$14.34	6.62%	1.80%	0.24%	35%	$3,352
2013	$14.34	0.05	(0.83)	(0.78)	(0.11)	—	—	(0.11)	$13.45	(5.51)%	1.80%	0.35%	21%	$5,051

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018(3)	$12.76	0.07	0.29	0.36	—	(0.05)	—	(0.05)	$13.07	2.72%	1.31%(4)	1.11%(4)	25%	$82
2017	$12.68	0.03	0.05	0.08	—	—	—	—	$12.76	0.63%	1.30%	0.24%	87%	$151
2016	$12.32	0.04	0.57	0.61	—	(0.25)	—	(0.25)	$12.68	5.06%	1.30%	0.35%	40%	$134
2015(5)	$12.30	0.02	—(6)	0.02	—	—	—	—	$12.32	0.16%	1.31%(4)	0.45%(4)	7%	$157
2015	$14.44	0.07	(1.97)	(1.90)	(0.14)	(0.10)	—	(0.24)	$12.30	(13.28)%	1.30%	0.55%	67%	$179
2014	$13.47	0.10	0.87	0.97	—	—	—	—	$14.44	7.20%	1.30%	0.74%	35%	$231
2013	$14.36	0.12	(0.83)	(0.71)	(0.18)	—	—	(0.18)	$13.47	(5.03)%	1.30%	0.85%	21%	$200
R5 Class
2018(3)	$13.00	0.12	0.29	0.41	—	(0.05)	—	(0.05)	$13.36	3.13%	0.61%(4)	1.81%(4)	25%	$6,065
2017	$12.83	0.11	0.06	0.17	—	—	—	—	$13.00	1.33%	0.60%	0.94%	87%	$6,005
2016	$12.41	0.13	0.57	0.70	—	(0.25)	(0.03)	(0.28)	$12.83	5.78%	0.60%	1.05%	40%	$373,045
2015(5)	$12.36	0.05	—(6)	0.05	—	—	—	—	$12.41	0.40%	0.61%(4)	1.15%(4)	7%	$332,434
2015	$14.51	0.16	(1.97)	(1.81)	(0.24)	(0.10)	—	(0.34)	$12.36	(12.67)%	0.60%	1.25%	67%	$339,993
2014	$13.50	0.20	0.87	1.07	(0.06)	—	—	(0.06)	$14.51	7.95%	0.60%	1.44%	35%	$424,158
2013	$14.39	0.22	(0.83)	(0.61)	(0.28)	—	—	(0.28)	$13.50	(4.36)%	0.60%	1.55%	21%	$346,695

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2018(3)	$13.00	0.13	0.28	0.41	—	(0.05)	—	(0.05)	$13.36	3.13%	0.56%(4)	1.86%(4)	25%	$3,993
2017	$12.83	0.12	0.05	0.17	—	—	—	—	$13.00	1.33%	0.55%	0.99%	87%	$3,800
2016	$12.41	0.14	0.57	0.71	—	(0.25)	(0.04)	(0.29)	$12.83	5.83%	0.55%	1.10%	40%	$48,582
2015(5)	$12.35	0.05	0.01	0.06	—	—	—	—	$12.41	0.49%	0.56%(4)	1.20%(4)	7%	$31,370
2015	$14.50	0.16	(1.97)	(1.81)	(0.24)	(0.10)	—	(0.34)	$12.35	(12.63)%	0.55%	1.30%	67%	$30,516
2014(9)	$13.77	0.19	0.61	0.80	(0.07)	—	—	(0.07)	$14.50	5.81%	0.55%(4)	1.45%(4)	35%(10)	$7,614
G Class
2018(3)	$13.02	0.16	0.29	0.45	—	(0.05)	—	(0.05)	$13.42	3.43%	0.02%(4)(11)	2.40%(4)(11)	25%	$217,957
2017(12)	$13.12	0.06	(0.16)	(0.10)	—	—	—	—	$13.02	(0.76)%	0.01%(4)(13)	1.66%(4)(13)	87%(8)	$454,794

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)
July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period. For the years before October 31, 2015, the fund's fiscal year end was June 30.

(6)	Per-share amount was less than $0.005.

(7)	April 10, 2017 (commencement of sale) through October 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(9)	July 26, 2013 (commencement of sale) through June 30, 2014.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2014.

(11)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.56% and 1.86%, respectively.

(12)	July 28, 2017 (commencement of sale) through October 31, 2017.

(13)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.55% and 1.12%, respectively.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92371 1806

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2018